Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

THE CIGNA GROUP 401(k) PLAN

FORM 5500 SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS
(HELD AT END OF YEAR)

As of December 31, 2025
(In thousands)

	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
*Cigna	THE CIGNA GROUP COMMON STOCK	Common Stock				$775,757

*PRIAC	LARGE CAP BLEND FUND	Pooled Separate Account				$811,461

*PRIAC	MID CAP BLEND FUND	Pooled Separate Account				$484,958

*PRIAC	SMALL CAP BLEND FUND	Pooled Separate Account				$452,393

*PRIAC	INTERNATIONAL STOCK FUND	Pooled Separate Account				$275,278

*PRIAC	BLACKROCK EQUITY MARKET INDEX FUND	Separate Account				$1,804,309

*PRIAC	ALL WORLD EX-US STOCK INDEX FUND	Separate Account				$2,189,107

*PRIAC	US TOTAL STOCK MARKET INDEX FUND	Separate Account				$470,412

*PRIAC	BLACKROCK SP 500 IDX (IS)	Separate Account				$3,730,899

*PRIAC	PRUDENTIAL INVESTMENT MANAGEMENT, INC. HIGH YIELD BOND FUND	Pooled Separate Account				$307,269
	INVESTMENTS, AT FAIR VALUE					$11,301,843

*PRIAC	GUARANTEED LONG TERM FUND (CONTRACT INTEREST RATE: 1/1-6/30 3.15%, 7/1-12/31 3.50%)	General Account Contract				$682,757

VRIAC	THE CIGNA GROUP STABLE VALUE FUND (CONTRACT INTEREST RATE: 3.27%)	Synthetic Contract				$1,538,248

*PICA	PRUDENTIAL STABLE VALUE FUND (CONTRACT INTEREST RATE: 3.25%):	Synthetic Contract
	COMMERCIAL MORTGAGE SEPARATE ACCOUNT	Separate Account				$159,652
	PRIVEST SEPARATE ACCOUNT	Separate Account				$199,278

	AFFIRM MASTER TRUST	Asset Backed	4.99%	DUE	02/15/2033	$1,010
	AFFIRM MASTER TRUST	Asset Backed	4.99%	DUE	02/15/2033	$101
	AFFIRM MASTER TRUST	Asset Backed	4.67%	DUE	07/15/2033	$906
	AVIS BUDGET RENTAL CAR FDG	Asset Backed	1.66%	DUE	02/20/2028	$1,564

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
AVIS BUDGET RENTAL CAR FUNDING	Asset Backed	5.23%	DUE	12/20/2030	$722
CHESAPEAKE FUNDING II LLC	Asset Backed	5.52%	DUE	05/15/2036	$260
ENTERPRISE FLEET FINANCING LLC	Asset Backed	5.23%	DUE	03/20/2030	$525
FORD CREDIT FLOORPLAN MASTER O	Asset Backed	5.29%	DUE	04/15/2029	$1,527
FORD CREDIT AUTO OWNER TRUST F	Asset Backed	4.86%	DUE	08/15/2037	$2,160
GM FINANCIAL REVOLVING RECEIV	Asset Backed	4.98%	DUE	12/11/2036	$1,132
NAVIENT STUDENT LOAN TRUST	Asset Backed	3.13%	DUE	02/15/2068	$64
ONEMAIN FINANCIAL ISSUANCE TR	Asset Backed	1.75%	DUE	09/14/2035	$227
ONEMAIN FINANCIAL ISSUANCE TRU	Asset Backed	4.74%	DUE	06/16/2036	$100
ONEMAIN FINANCIAL ISSUANCE TRU	Asset Backed	4.74%	DUE	06/16/2036	$1,201
ONEMAIN FINANCIAL ISSUANCE TRU	Asset Backed	4.74%	DUE	06/16/2036	$100
ONEMAIN FINANCIAL ISSUANCE TR	Asset Backed	4.82%	DUE	07/14/2038	$1,719
SANTANDER DRIVE AUTO REC	Asset Backed	5.84%	DUE	06/17/2030	$511
SANTANDER DRIVE AUTO RECEIVAB	Asset Backed	5.64%	DUE	08/15/2030	$1,529
SANTANDER DRIVE AUTO REC	Asset Backed	5.06%	DUE	05/15/2031	$1,518
SOCIAL PROFESSIONAL LOAN PROG	Asset Backed	3.60%	DUE	02/25/2048	$68
SOCIAL PROFESSIONAL LOAN PROGR	Asset Backed	2.37%	DUE	11/16/2048	$137
SOCIAL PROFESSIONAL LOAN PROGR	Asset Backed	2.54%	DUE	05/15/2046	$251
TOWD POINT MORTGAGE TRUST	Asset Backed	4.85%	DUE	10/25/2059	$41
WHEELS FLEET LEASE FUNDING LLC	Asset Backed	5.49%	DUE	02/18/2039	$621
AGL CLO LTD	CLO	5.03%	DUE	04/20/2038	$1,998
AGL CLO LTD	CLO	5.03%	DUE	04/20/2038	$1,998
ARES CLO LTD	CLO	5.08%	DUE	03/31/2038	$2,000
BABSON CLO LTD	CLO	5.20%	DUE	03/31/2038	$4,009
CIFC FUNDING LTD	CLO	5.08%	DUE	03/31/2038	$2,100
ELEVATION CLO LTD	CLO	5.12%	DUE	03/28/2038	$1,502
ELMWOOD CLO 39 LTD	CLO	5.02%	DUE	04/17/2038	$1,998
GREYWOLF CLO LTD	CLO	5.32%	DUE	10/20/2031	$166
HARRIMAN PARK CLO	CLO	5.18%	DUE	07/20/2038	$1,003
ICG US CLO LTD	CLO	5.28%	DUE	01/25/2038	$1,506
MADISON PARK FUNDING LTD	CLO	5.26%	DUE	10/16/2037	$2,258
MARBLE POINT CLO XVIII LTD	CLO	5.11%	DUE	03/15/2038	$2,000
REGATTA XII FUNDING LTD	CLO	5.29%	DUE	10/15/2037	$3,765
REGATTA VIII FUNDING LTD	CLO	5.43%	DUE	04/17/2037	$902
ROCKFORD TOWER CLO LTD	CLO	5.20%	DUE	03/15/2038	$1,755
SILVER ROCK CLO LTD	CLO	5.76%	DUE	01/20/2036	$3,256
SILVER ROCK CLO LTD	CLO	4.92%	DUE	01/20/2035	$999
SIXTH STREET CLO LTD	CLO	5.08%	DUE	01/17/2039	$2,203
TEXAS DEBT CAPITAL CLO LTD	CLO	5.01%	DUE	04/24/2038	$1,948
TIKEHAU US CLO LTD	CLO	5.37%	DUE	01/18/2035	$2,001
VOYA CLO LTD	CLO	5.22%	DUE	01/20/2031	$385
BBCCRE TRUST	CMO	3.97%	DUE	08/10/2033	$811
BARCLAYS COMMERCIAL MORTGAGE	CMO	2.94%	DUE	08/14/2036	$883
BMO MORTGAGE TRUST	CMO	5.32%	DUE	09/15/2057	$1,214
BANK	CMO	3.29%	DUE	07/15/2060	$22
BANK5	CMO	5.22%	DUE	11/15/2058	$1,104
BANK	CMO	2.39%	DUE	01/15/2063	$1,425
BANK	CMO	2.15%	DUE	03/15/2063	$2,496
BANK	CMO	2.59%	DUE	11/15/2064	$1,528
BANK	CMO	2.93%	DUE	08/15/2061	$3,002
BENCHMARK MORTGAGE TRUST	CMO	2.67%	DUE	12/15/2072	$1,931
BENCHMARK MORTGAGE TRUST	CMO	2.48%	DUE	02/15/2053	$3,659
BENCHMARK MORTGAGE TRUST	CMO	2.04%	DUE	03/15/2053	$823
BENCHMARK MORTGAGE TRUST	CMO	1.68%	DUE	01/15/2054	$4,286
BENCHMARK MORTGAGE TRUST	CMO	2.01%	DUE	03/15/2054	$1,907
BENCHMARK MORTGAGE TRUST	CMO	1.98%	DUE	08/15/2054	$750

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
BENCHMARK MORTGAGE TRUST	CMO	5.25%	DUE	01/15/2058	$1,344
BMO MORTGAGE TRUST	CMO	5.78%	DUE	04/15/2058	$890
CD COMMERCIAL MORTGAGE TRUST	CMO	2.46%	DUE	08/10/2049	$984
CFK TRUST	CMO	2.39%	DUE	03/15/2039	$1,447
CANTOR COMMERCIAL REAL ESTATE	CMO	3.66%	DUE	05/15/2052	$280
CFCRE COMMERCIAL MORTGAGE TRUS	CMO	3.59%	DUE	12/10/2054	$524
COMMERCIAL MORTGAGE TRUST	CMO	2.83%	DUE	10/10/2049	$1,058
CSMC 18 RPL9	CMO	3.85%	DUE	09/25/2057	$346
COMM MORTGAGE TRUST	CMO	2.69%	DUE	08/15/2057	$2,094
CITIGROUP COMMERCIAL MORTGAGE	CMO	2.58%	DUE	08/10/2049	$951
CITIGROUP COMMERCIAL MORTGAGE	CMO	2.58%	DUE	08/10/2049	$951
CITIGROUP COMMERCIAL MORTGAGE	CMO	3.96%	DUE	06/10/2051	$402
CITIGROUP COMMERCIAL MORTGAGE	CMO	3.46%	DUE	12/10/2049	$529
CITIGROUP COMMERCIAL MORTGAG	CMO	2.68%	DUE	10/10/2049	$1,001
CITIGROUP COML MTG TR CLASS A	CMO	3.11%	DUE	09/15/2050	$743
CITIGROUP COMMERCIAL MORTGAG	CMO	2.48%	DUE	02/15/2053	$1,109
DEUTSCHE BANK COMMERCIAL MTG	CMO	1.64%	DUE	08/15/2053	$4,550
DEUTSCHE BANK COMMERCIAL MTG	CMO	2.63%	DUE	08/10/2049	$1,306
CITIGROUP COMMERCIAL MORTGAGE	CMO	2.65%	DUE	07/10/2049	$268
FANNIE MAE	CMO	2.96%	DUE	02/25/2027	$2,181
FANNIE MAE	CMO	5.80%	DUE	07/25/2055	$3,526
FREDDIE MAC	CMO	5.80%	DUE	06/25/2055	$628
FREDDIE MAC	CMO	5.80%	DUE	06/25/2055	$717
GS MORTGAGE SECURITIES TRUST	CMO	2.79%	DUE	05/10/2049	$140
GS MORTGAGE SECURITIES TRUST	CMO	3.20%	DUE	08/10/2050	$274
GS MORTGAGE SECURITIES TRUST	CMO	2.64%	DUE	02/13/2053	$3,149
GS MORTGAGE SECURITIES TRUST	CMO	1.56%	DUE	12/12/2053	$865
JP MORGAN CHASE COMMERCIAL MTG	CMO	2.63%	DUE	08/15/2049	$652
MORGAN STANLEY BAML TRUST	CMO	3.46%	DUE	12/15/2049	$566
MORGAN STANLEY CAPITAL I TRUST	CMO	2.53%	DUE	08/15/2049	$582
MORGAN STANLEY CAPITAL I TRUST	CMO	2.45%	DUE	02/15/2053	$2,756
MORGAN STANLEY CAPITAL I TRUST	CMO	2.32%	DUE	10/15/2054	$2,233
MORGAN STANLEY CAPITAL I TRUST	CMO	2.32%	DUE	10/15/2054	$558
MORGAN STANLEY BAML TRUST	CMO	5.64%	DUE	03/15/2058	$1,150
NEW RESIDENTIAL MORTGAGE LOAN	CMO	4.60%	DUE	01/25/2048	$91
ONE NEW YORK PLAZA TRUST	CMO	4.81%	DUE	01/15/2036	$1,344
3650R COMMERCIAL MORTGAGE TR	CMO	1.12%	DUE	11/15/2054	$150
UBS COMMERCIAL MORTGAGE TRUST	CMO	3.90%	DUE	02/15/2051	$538
WELLS FARGO COMMERCIAL MTG	CMO	2.67%	DUE	07/15/2048	$770
WELLS FARGO COMMERCIAL MORTGAG	CMO	2.40%	DUE	08/15/2049	$1,061
WELLS FARGO COMMERCIAL MORTGAG	CMO	2.40%	DUE	08/15/2049	$110
WELLS FARGO COMMERCIAL MORTGAG	CMO	2.68%	DUE	10/15/2049	$878
WELLS FARGO COMMERCIAL MTG	CMO	2.81%	DUE	11/15/2059	$491
WELLS FARGO COMMERCIAL MORTGAG	CMO	3.89%	DUE	08/15/2051	$1,645
WELLS FARGO COMMERCIAL MTG	CMO	2.46%	DUE	02/15/2053	$5,156
AEP TEXAS INC	Corporate	3.95%	DUE	06/01/2028	$572
AMN HEALTHCARE INC	Corporate	4.00%	DUE	04/15/2029	$1,247
AT&T INC	Corporate	4.50%	DUE	05/15/2035	$58
AT&T INC	Corporate	2.55%	DUE	12/01/2033	$57
ABU DHABI NATIONAL ENERGY	Corporate	2.00%	DUE	04/29/2028	$219
ALBERTSONS COS SAFEWAY	Corporate	4.62%	DUE	01/15/2027	$500
ALEXANDRIA REAL ESTATE EQTY	Corporate	2.00%	DUE	05/18/2032	$529
ALGONQUIN PWR & UTILITY	Corporate	5.36%	DUE	06/15/2026	$432
AMEREN ILLINOIS	Corporate	3.80%	DUE	05/15/2028	$299
AMERICAN TOWER CORP	Corporate	3.80%	DUE	08/15/2029	$335
AMERICAN TOWER CORP	Corporate	3.80%	DUE	08/15/2029	$1,212

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
AMGEN INC	Corporate	4.05%	DUE	08/18/2029	$415
AMGEN INC	Corporate	5.25%	DUE	03/02/2030	$945
ANTERO MIDSTREAM PARTNERS	Corporate	5.38%	DUE	06/15/2029	$475
ARTHUR J GALLAGHER & CO	Corporate	4.85%	DUE	12/15/2029	$210
ASHTEAD CAPITAL INC	Corporate	1.50%	DUE	08/12/2026	$638
ATLANTIC CITY ELECTRIC	Corporate	2.30%	DUE	03/15/2031	$472
BAT CAPITAL CORP	Corporate	5.35%	DUE	08/15/2032	$1,576
BALL CORP	Corporate	3.12%	DUE	09/15/2031	$691
BANK OF AMERICA CORP	Corporate	3.82%	DUE	01/20/2028	$898
BANK OF AMERICA CORP	Corporate	3.82%	DUE	01/20/2028	$1,197
BANK OF AMERICA CORP	Corporate	3.59%	DUE	07/21/2028	$70
BANK OF AMERICA CORP	Corporate	3.19%	DUE	07/23/2030	$619
BANK OF AMERICA CORP	Corporate	1.66%	DUE	03/11/2027	$617
BANK OF AMERICA CORP	Corporate	2.09%	DUE	06/14/2029	$2,986
BARCLAYS PLC	Corporate	4.48%	DUE	11/11/2029	$453
BARCLAYS PLC	Corporate	4.48%	DUE	11/11/2029	$805
BEIGNET INVESTOR LLC	Corporate	6.58%	DUE	05/30/2049	$297
BEIGNET INVESTOR LLC	Corporate	6.58%	DUE	05/30/2049	$71
BEIGNET INVESTOR LLC	Corporate	6.58%	DUE	05/30/2049	$1,746
BERRY GLOBAL INC	Corporate	1.57%	DUE	01/15/2026	$72
BERRY GLOBAL INC	Corporate	1.57%	DUE	01/15/2026	$1,100
BERRY GLOBAL INC	Corporate	1.57%	DUE	01/15/2026	$1,029
BNP PARIBAS	Corporate	3.05%	DUE	01/13/2031	$995
BNP PARIBAS	Corporate	3.05%	DUE	01/13/2031	$1,042
BOEING CO THE	Corporate	2.95%	DUE	02/01/2030	$678
BOEING CO THE	Corporate	3.25%	DUE	02/01/2035	$592
BOEING CO THE	Corporate	3.25%	DUE	02/01/2035	$171
BOEING CO THE	Corporate	3.25%	DUE	02/01/2035	$509
BOEING CO THE	Corporate	3.25%	DUE	02/01/2028	$398
BOEING CO THE	Corporate	2.20%	DUE	02/04/2026	$998
BRIXMOR OPERATING PARTNERSHIP	Corporate	4.05%	DUE	07/01/2030	$276
BRIXMOR OPERATING PARTNERSHIP	Corporate	4.05%	DUE	07/01/2030	$1,234
BRIXMOR OPERATING PARTNERSHIP	Corporate	2.50%	DUE	08/16/2031	$198
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/15/2031	$407
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/15/2031	$1,174
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/15/2031	$407
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/15/2031	$204
BROADCOM INC	Corporate	3.14%	DUE	11/15/2035	$114
BROADCOM INC	Corporate	3.14%	DUE	11/15/2035	$1,022
BROADCOM INC	Corporate	3.19%	DUE	11/15/2036	$442
BROADCOM INC	Corporate	3.42%	DUE	04/15/2033	$1,034
BUNGE LTD FINANCE CORP	Corporate	2.75%	DUE	05/14/2031	$1,838
BUNGE LTD FINANCE CORP	Corporate	2.75%	DUE	05/14/2031	$505
CCO HLDGS LLC CAP CORP	Corporate	5.50%	DUE	05/01/2026	$401
CDW LLC	Corporate	3.28%	DUE	12/01/2028	$826
CSC HOLDINGS LLC	Corporate	6.50%	DUE	02/01/2029	$727
CVS HEALTH CORP	Corporate	1.75%	DUE	08/21/2030	$792
CVS HEALTH CORP	Corporate	1.75%	DUE	08/21/2030	$534
CRH SMW FINANCE DAC	Corporate	5.20%	DUE	05/21/2029	$1,074
COPT DEFENSE PROP LP	Corporate	4.50%	DUE	10/15/2030	$179
CAESARS ENTERTAIN INC	Corporate	7.00%	DUE	02/15/2030	$207
CAESARS ENTERTAIN INC	Corporate	6.50%	DUE	02/15/2032	$205
CALPINE CORP	Corporate	3.75%	DUE	03/01/2031	$289
CAPITAL ONE FINANCIAL CO	Corporate	5.88%	DUE	07/26/2035	$1,549
CARLISLE COS INC	Corporate	2.20%	DUE	03/01/2032	$2,066
CARNIVAL CORP	Corporate	5.75%	DUE	03/15/2030	$515

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
CELANESE US HOLDINGS LLC	Corporate	7.05%	DUE	11/15/2030	$212
CENOVUS ENERGY INC	Corporate	2.65%	DUE	01/15/2032	$124
CHARTER COMM OPERATING LLC CAP	Corporate	2.80%	DUE	04/01/2031	$324
CHARTER COMM OPERATING LLC CAP	Corporate	2.30%	DUE	02/01/2032	$682
CHARTER COMM OPERATING LLC CAP	Corporate	2.30%	DUE	02/01/2032	$181
CHARTER COMM OPERATING LLC CAP	Corporate	2.30%	DUE	02/01/2032	$1,074
CHARTER COMM OPERATING LLC CAP	Corporate	2.25%	DUE	01/15/2029	$1,264
CITIGROUP INC	Corporate	4.45%	DUE	09/29/2027	$352
CITIGROUP INC	Corporate	4.45%	DUE	09/29/2027	$679
CITIGROUP INC	Corporate	4.45%	DUE	09/29/2027	$1,761
CITIGROUP INC	Corporate	2.56%	DUE	05/01/2032	$536
CITIGROUP INC	Corporate	1.46%	DUE	06/09/2027	$2,965
CIVITAS RESOURCES INC	Corporate	8.38%	DUE	07/01/2028	$77
CIVITAS RESOURCES INC	Corporate	8.75%	DUE	07/01/2031	$52
CIVITAS RESOURCES INC	Corporate	8.62%	DUE	11/01/2030	$52
CIVITAS RESOURCES INC	Corporate	8.62%	DUE	11/01/2030	$183
CIVITAS RESOURCES INC	Corporate	8.62%	DUE	11/01/2030	$26
CIVITAS RESOURCES INC	Corporate	8.62%	DUE	11/01/2030	$78
CLEVELAND CLIFFS INC	Corporate	6.88%	DUE	11/01/2029	$119
CLEVELAND CLIFFS INC	Corporate	7.38%	DUE	05/01/2033	$57
COLORADO INTERSTATE GAS CO LLC	Corporate	4.15%	DUE	08/15/2026	$170
COMERICA INC	Corporate	5.98%	DUE	01/30/2030	$1,221
CORPORATE OFFICE PROP LP	Corporate	2.75%	DUE	04/15/2031	$799
COX COMMUNICATIONS INC	Corporate	2.60%	DUE	06/15/2031	$846
CREDIT AGRICOLE SA	Corporate	5.23%	DUE	01/09/2029	$643
DANA INC	Corporate	5.62%	DUE	06/15/2028	$475
DIGITAL REALTY TRUST LP	Corporate	3.60%	DUE	07/01/2029	$613
DOMINION ENERGY INC	Corporate	2.85%	DUE	08/15/2026	$45
EMERA US FINANCE LP	Corporate	3.55%	DUE	06/15/2026	$498
EMERA US FINANCE LP	Corporate	3.55%	DUE	06/15/2026	$404
ENERGY TRANSFER LP	Corporate	6.50%	DUE	01/30/3100	$528
ENERGY TRANSFER LP	Corporate	5.20%	DUE	04/01/2030	$284
ENERGY TRANSFER LP	Corporate	5.20%	DUE	04/01/2030	$129
ENEL FINANCE INTL NV	Corporate	2.12%	DUE	07/12/2028	$371
ENEL FINANCE INTL NV	Corporate	2.12%	DUE	07/12/2028	$276
ENEL FINANCE INTL NV	Corporate	2.50%	DUE	07/12/2031	$1,116
ENERGY TRANSFER PARTNERS	Corporate	4.95%	DUE	06/15/2028	$158
ENERGY TRANSFER PARTNERS	Corporate	4.95%	DUE	06/15/2028	$722
META PLATFORMS INC	Corporate	4.60%	DUE	11/15/2032	$126
META PLATFORMS INC	Corporate	4.88%	DUE	11/15/2035	$410
FAIRFAX FINL HLDGS LTD	Corporate	4.85%	DUE	04/17/2028	$1,521
FIFTH THIRD BANCORP	Corporate	6.34%	DUE	07/27/2029	$1,316
FISERV INC	Corporate	5.45%	DUE	03/02/2028	$870
FLORIDA GAS TRANSMISSION	Corporate	2.55%	DUE	07/01/2030	$444
FLORIDA GAS TRANSMISSION	Corporate	2.55%	DUE	07/01/2030	$277
FLORIDA GAS TRANSMISSION	Corporate	2.30%	DUE	10/01/2031	$164
FORD MOTOR CREDIT CO LLC	Corporate	4.27%	DUE	01/09/2027	$597
FORD MOTOR CREDIT CO LLC	Corporate	4.12%	DUE	08/17/2027	$497
FORD MOTOR CREDIT CO LLC	Corporate	5.85%	DUE	05/17/2027	$868
FORTIS INC	Corporate	3.06%	DUE	10/04/2026	$400
GLP CAPITAL LP FINANCE II	Corporate	5.30%	DUE	01/15/2029	$1,018
FORWORD AIR CORP	Corporate	9.50%	DUE	10/15/2031	$185
GAP INC THE	Corporate	3.88%	DUE	10/01/2031	$328
GAP INC THE	Corporate	3.88%	DUE	10/01/2031	$463
GENERAL MOTORS FINL CO	Corporate	3.85%	DUE	01/05/2028	$308
GENERAL MOTORS FINL CO	Corporate	2.70%	DUE	08/20/2027	$362

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
GENERAL MOTORS FINL CO	Corporate	2.35%	DUE	01/08/2031	$1,422
GENERAL MOTORS FINL CO	Corporate	2.40%	DUE	10/15/2028	$324
GENERAL MOTORS FINL CO	Corporate	5.55%	DUE	07/15/2029	$1,369
GOLDMAN SACHS GROUP INC	Corporate	3.81%	DUE	04/23/2029	$661
GOLDMAN SACHS GROUP INC	Corporate	2.62%	DUE	04/22/2032	$853
GRAPHIC PACKAGING INTERN	Corporate	3.50%	DUE	03/01/2029	$478
HSBC HOLDINGS PLC	Corporate	2.01%	DUE	09/22/2028	$193
HEALTHPEAK PROPERTIES	Corporate	2.88%	DUE	01/15/2031	$348
HILCORP ENERGY I HILCORP	Corporate	5.75%	DUE	02/01/2029	$691
HUNTINGTON BANCSHARES	Corporate	6.21%	DUE	08/21/2029	$1,311
HUNTINGTON INGALLS INDUS	Corporate	4.20%	DUE	05/01/2030	$724
ICON INVESTMENTS SIX DAC	Corporate	5.85%	DUE	05/08/2029	$533
IMPERIAL BRANDS FIN PLC	Corporate	3.88%	DUE	07/26/2029	$1,295
INVITATION HOMES OP	Corporate	5.45%	DUE	08/15/2030	$1,041
IPALCO ENTERPRISES INC	Corporate	4.25%	DUE	05/01/2030	$122
JPMORGAN CHASE & CO	Corporate	3.51%	DUE	01/23/2029	$495
JPMORGAN CHASE & CO	Corporate	3.51%	DUE	01/23/2029	$1,981
JPMORGAN CHASE & CO	Corporate	3.51%	DUE	01/23/2029	$2,476
JPMORGAN CHASE & CO	Corporate	2.95%	DUE	02/24/2028	$1,660
JPMORGAN CHASE & CO	Corporate	2.95%	DUE	02/24/2028	$1,482
JDE PEET S NV	Corporate	1.38%	DUE	01/15/2027	$1,792
JEFFERIES FINANCE LLC	Corporate	5.00%	DUE	08/15/2028	$409
JEFFERIES GROUP LLC	Corporate	2.62%	DUE	10/15/2031	$58
KB HOME	Corporate	4.00%	DUE	06/15/2031	$260
KB HOME	Corporate	4.00%	DUE	06/15/2031	$378
KIMCO REALTY CORP	Corporate	2.25%	DUE	12/01/2031	$1,053
KIMCO REALTY CORP	Corporate	2.25%	DUE	12/01/2031	$342
KIMCO REALTY CORP	Corporate	2.25%	DUE	12/01/2031	$244
KIMCO REALTY CORP	Corporate	2.25%	DUE	12/01/2031	$124
KONTOOR BRANDS INC	Corporate	4.12%	DUE	11/15/2029	$310
KONTOOR BRANDS INC	Corporate	4.12%	DUE	11/15/2029	$596
KONTOOR BRANDS INC	Corporate	4.12%	DUE	11/15/2029	$191
LAMB WESTON HLD	Corporate	4.12%	DUE	01/31/2030	$483
LAMB WESTON HLD	Corporate	4.12%	DUE	01/31/2030	$314
LAMB WESTON HLD	Corporate	4.38%	DUE	01/31/2032	$238
LAS VEGAS SANDS CORP	Corporate	5.62%	DUE	06/15/2028	$318
LAS VEGAS SANDS CORP	Corporate	5.62%	DUE	06/15/2028	$872
LEIDOS INC	Corporate	4.38%	DUE	05/15/2030	$1,059
LINCOLN NATIONAL CORP	Corporate	3.40%	DUE	03/01/2032	$380
LINEAGE OP LP	Corporate	5.25%	DUE	07/15/2030	$167
LINEAGE OP LP	Corporate	5.25%	DUE	07/15/2030	$975
LINEAGE OP LP	Corporate	5.25%	DUE	07/15/2030	$677
LINEAGE OP LP	Corporate	5.25%	DUE	07/15/2030	$409
LLOYDS TSB GROUP PLC	Corporate	4.82%	DUE	06/13/2029	$2,461
LUNDIN ENERGY FI	Corporate	3.10%	DUE	07/15/2031	$307
LUNDIN ENERGY FI	Corporate	3.10%	DUE	07/15/2031	$826
MPLX LP	Corporate	4.12%	DUE	03/01/2027	$55
MPLX LP	Corporate	4.00%	DUE	03/15/2028	$290
MPLX LP	Corporate	4.00%	DUE	03/15/2028	$130
MPLX LP	Corporate	2.65%	DUE	08/15/2030	$172
MPLX LP	Corporate	2.65%	DUE	08/15/2030	$927
MPLX LP	Corporate	1.75%	DUE	03/01/2026	$946
MPLX LP	Corporate	5.50%	DUE	06/01/2034	$475
MPLX LP	Corporate	4.80%	DUE	02/15/2031	$410
MPT OPERATING PARTNERSHIP LP	Corporate	5.00%	DUE	10/15/2027	$290
MARATHON PETROLEUM CORP	Corporate	3.80%	DUE	04/01/2028	$826

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
MARRIOTT INTERNATIONAL INC	Corporate	5.50%	DUE	04/15/2037	$1,066
MARTIN MARIETTA MATERIAL	Corporate	5.15%	DUE	12/01/2034	$557
MATTAMY GROUP CORP	Corporate	4.62%	DUE	03/01/2030	$582
MATTAMY GROUP CORP	Corporate	4.62%	DUE	03/01/2030	$267
MID-ATLANTIC INTERSTATE	Corporate	4.10%	DUE	05/15/2028	$250
MINERAL RESOURCES LTD	Corporate	7.00%	DUE	04/01/2031	$31
MINERAL RESOURCES LTD	Corporate	7.00%	DUE	04/01/2031	$31
MITSUBISHI UFJ FINANCIAL GROUP	Corporate	2.31%	DUE	07/20/2032	$1,213
MIZUHO FINANCIAL GROUP	Corporate	2.87%	DUE	09/13/2030	$1,506
MORGAN STANLEY	Corporate	4.35%	DUE	09/08/2026	$501
MORGAN STANLEY	Corporate	4.35%	DUE	09/08/2026	$250
MORGAN STANLEY	Corporate	2.70%	DUE	01/22/2031	$939
MORGAN STANLEY	Corporate	1.93%	DUE	04/28/2032	$852
MORGAN STANLEY	Corporate	3.77%	DUE	01/24/2029	$65
MORGAN STANLEY	Corporate	2.24%	DUE	07/21/2032	$1,777
MORGAN STANLEY	Corporate	3.95%	DUE	04/23/2027	$1,499
MOTOROLA SOLUTIONS INC	Corporate	4.85%	DUE	08/15/2030	$857
MYLAN NV	Corporate	3.95%	DUE	06/15/2026	$324
MYLAN NV	Corporate	3.95%	DUE	06/15/2026	$473
MYLAN NV	Corporate	3.95%	DUE	06/15/2026	$797
MYLAN NV	Corporate	3.95%	DUE	06/15/2026	$205
NRG ENERGY INC	Corporate	5.75%	DUE	01/15/2028	$902
NATIONAL FUEL GAS CO	Corporate	5.50%	DUE	03/15/2030	$1,222
NEWELL BRANDS INC	Corporate	6.62%	DUE	05/15/2032	$34
NEWELL BRANDS INC	Corporate	6.38%	DUE	05/15/2030	$59
NISOURCE INC	Corporate	5.20%	DUE	07/01/2029	$541
NOMURA HOLDINGS INC	Corporate	2.61%	DUE	07/14/2031	$633
NOMURA HOLDINGS INC	Corporate	2.61%	DUE	07/14/2031	$221
NOMURA HOLDINGS INC	Corporate	2.71%	DUE	01/22/2029	$1,165
NORDSON CORP	Corporate	4.50%	DUE	12/15/2029	$806
OCCIDENTAL PETROLEUM COR	Corporate	5.55%	DUE	10/01/2034	$189
OHIOHEALTH CORP	Corporate	2.30%	DUE	11/15/2031	$1,583
ONEOK INC	Corporate	4.00%	DUE	07/13/2027	$65
ONEOK INC	Corporate	4.00%	DUE	07/13/2027	$400
ONEOK INC	Corporate	3.10%	DUE	03/15/2030	$1,428
ONEOK INC	Corporate	6.05%	DUE	09/01/2033	$799
ONEOK INC	Corporate	5.05%	DUE	11/01/2034	$521
ORACLE CORP	Corporate	2.95%	DUE	04/01/2030	$776
OVINTIV INC	Corporate	5.65%	DUE	05/15/2028	$1,287
PNC BANK NA	Corporate	4.05%	DUE	07/26/2028	$781
PNC BANK NA	Corporate	4.05%	DUE	07/26/2028	$190
PVH CORP	Corporate	5.50%	DUE	06/13/2030	$168
PACIFIC GAS & ELECTRIC	Corporate	5.00%	DUE	06/04/2028	$1,414
PACIFICORP	Corporate	2.70%	DUE	09/15/2030	$193
PHINIA INC	Corporate	6.75%	DUE	04/15/2029	$233
PIEDMONT HEALTHCARE INC	Corporate	2.04%	DUE	01/01/2032	$989
PILGRIM S PRIDE CORP	Corporate	4.25%	DUE	04/15/2031	$975
PROVIDENCE HEALTH & SVCS	Corporate	2.75%	DUE	10/01/2026	$213
QATAR PETROLEUM	Corporate	1.38%	DUE	09/12/2026	$429
QATAR PETROLEUM	Corporate	1.38%	DUE	09/12/2026	$222
QATAR PETROLEUM	Corporate	1.38%	DUE	09/12/2026	$328
QNITY ELECTRONICS INC	Corporate	5.75%	DUE	08/15/2032	$26
QNITY ELECTRONICS INC	Corporate	6.25%	DUE	08/15/2033	$16
QUIKRETE HOLDINGS INC	Corporate	6.38%	DUE	03/01/2032	$271
REALTY INCOME CORP	Corporate	3.25%	DUE	01/15/2031	$667
REALTY INCOME CORP	Corporate	2.10%	DUE	03/15/2028	$913

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
REALTY INCOME CORP	Corporate	2.10%	DUE	03/15/2028	$913
REGAL REXNORD CORP	Corporate	6.05%	DUE	04/15/2028	$1,096
ROCKIES EXPRESS PIPELINE	Corporate	6.75%	DUE	03/15/2033	$16
ROCKIES EXPRESS PIPELINE	Corporate	6.75%	DUE	03/15/2033	$127
SP POWERASSETS LTD	Corporate	3.00%	DUE	09/26/2027	$321
SEALED AIR CORP	Corporate	1.57%	DUE	10/15/2026	$612
SHERWIN WILLIAMS CO	Corporate	4.50%	DUE	08/15/2030	$318
SMITHFIELD FOODS	Corporate	5.20%	DUE	04/01/2029	$1,520
SOCIETE GENERALE	Corporate	2.80%	DUE	01/19/2028	$1,379
SOUTHERN CAL EDISON	Corporate	5.30%	DUE	03/01/2028	$618
SOUTHERN CAL EDISON	Corporate	5.30%	DUE	03/01/2028	$766
SOUTHWEST AIRLINES CO	Corporate	5.12%	DUE	06/15/2027	$547
SOUTHWESTERN ELECTRIC POWER	Corporate	4.10%	DUE	09/15/2028	$900
SOUTHWESTERN ENERGY CO	Corporate	4.75%	DUE	02/01/2032	$1,483
SPECTRA ENERGY PARTNERS	Corporate	3.38%	DUE	10/15/2026	$95
SPRINGLEAF FINANCE CORP	Corporate	7.12%	DUE	03/15/2026	$526
SPRINGLEAF FINANCE CORP	Corporate	5.38%	DUE	11/15/2029	$600
STANDARD INDUSTRIES INC	Corporate	3.38%	DUE	01/15/2031	$183
STL HOLDING CO LLC	Corporate	8.75%	DUE	02/15/2029	$368
STL HOLDING CO LLC	Corporate	8.75%	DUE	02/15/2029	$263
SUN COMMUNITIES OPER LTD	Corporate	2.70%	DUE	07/15/2031	$910
SUN COMMUNITIES OPER LTD	Corporate	2.70%	DUE	07/15/2031	$806
SUNOCO LP FINANCE CORP	Corporate	5.88%	DUE	03/15/2028	$451
T MOBILE USA INC	Corporate	3.88%	DUE	04/15/2030	$920
T MOBILE USA INC	Corporate	3.88%	DUE	04/15/2030	$1,982
TRI POINTE HOMES INC	Corporate	5.25%	DUE	06/01/2027	$111
TRI POINTE HOMES INC	Corporate	5.25%	DUE	06/01/2027	$139
TRI POINTE GROUP INC	Corporate	5.70%	DUE	06/15/2028	$279
TALLGRASS ENERGY PARTNERS LP	Corporate	5.50%	DUE	01/15/2028	$300
TARGA RESOURCES CORP	Corporate	4.90%	DUE	09/15/2030	$1,943
TAYLOR MORRISON CMNTYS INC	Corporate	5.12%	DUE	08/01/2030	$327
TEREX CORP	Corporate	6.25%	DUE	10/15/2032	$205
TEREX CORP	Corporate	6.25%	DUE	10/15/2032	$436
TEXAS EASTERN TRANSMISSION LP	Corporate	3.50%	DUE	01/15/2028	$193
TRUIST FINANCIAL CORP	Corporate	6.05%	DUE	06/08/2027	$1,260
UNITED RENTALS NORTH AM	Corporate	3.88%	DUE	02/15/2031	$479
UNITEDHEALTH GROUP INC	Corporate	4.50%	DUE	04/15/2033	$994
UNIVERSAL HEALTH SVCS	Corporate	2.65%	DUE	01/15/2032	$1,282
VAR ENERGI ASA	Corporate	5.88%	DUE	05/22/2030	$1,302
VENTURE GLOBAL PLAQUE	Corporate	7.50%	DUE	05/01/2033	$540
VERIZON COMMUNICATIONS	Corporate	2.55%	DUE	03/21/2031	$439
VIATRIS INC	Corporate	2.70%	DUE	06/22/2030	$462
VIATRIS INC	Corporate	3.85%	DUE	06/22/2040	$219
VICI PROPERTIES NOTE	Corporate	5.75%	DUE	02/01/2027	$1,188
VISTRA OPERATIONS CO LLC	Corporate	3.70%	DUE	01/30/2027	$715
VISTRA OPERATIONS CO LLC	Corporate	3.70%	DUE	01/30/2027	$745
VOLKSWAGEN GROUP AMERICA	Corporate	5.65%	DUE	03/25/2032	$696
WASTE CONNECTIONS INC	Corporate	2.60%	DUE	02/01/2030	$1,179
WEIR GROUP PLC THE	Corporate	5.35%	DUE	05/06/2030	$1,290
WELLPOINT INC	Corporate	4.62%	DUE	05/15/2042	$653
WELLS FARGO & COMPANY	Corporate	2.39%	DUE	06/02/2028	$2,443
WELLS FARGO & COMPANY	Corporate	3.35%	DUE	03/02/2033	$280
WELLS FARGO & COMPANY	Corporate	5.20%	DUE	01/23/2030	$958
WESTERN GAS PARTNERS LP	Corporate	4.50%	DUE	03/01/2028	$1,190
WABTEC	Corporate	4.70%	DUE	09/15/2028	$304
WABTEC	Corporate	4.70%	DUE	09/15/2028	$1,747

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
YAMANA GOLD INC	Corporate	2.63%	DUE	08/15/2031	$968
YAMANA GOLD INC	Corporate	2.63%	DUE	08/15/2031	$900
YUM BRANDS INC	Corporate	5.38%	DUE	04/01/2032	$25
FANNIE MAE	Fed Agency	3.00%	DUE	01/15/2043	$(3,100)
TENN VALLEY AUTHORITY	Fed Agency	5.25%	DUE	02/01/2055	$498
CASSA DEPOSITI E PRESTIT	Foreign	5.88%	DUE	04/30/2029	$211
CASSA DEPOSITI E PRESTIT	Foreign	4.38%	DUE	10/01/2030	$200
CORP ANDINA DE FOMENTO	Foreign	5.00%	DUE	01/24/2029	$469
HYDRO QUEBEC	Foreign	9.38%	DUE	04/15/2030	$1,081
INDONESIA REPUBLIC OF	Foreign	3.50%	DUE	01/11/2028	$198
CORP ANDINA DE FOMENTO	Foreign	2.25%	DUE	02/08/2027	$377
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$(16)
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$(1)
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$(1)
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$(2)
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$1
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$3
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$2
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$1
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$2
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$(2)
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	04/03/2026	$1
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	03/31/2026	$(11)
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	03/31/2026	$(19)
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	03/31/2026	$(1)
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	03/31/2026	$(1)
US LONG BOND CBT MAR26	Futures	0.00%	DUE	03/31/2026	$2
US LONG BOND CBT MAR26	Futures	0.00%	DUE	03/31/2026	$2
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(1)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(17)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(13)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(3)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(1)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(5)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(7)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(5)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(8)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	03/31/2026	$(1)
FREDDIE MAC GOLD	Mortgage Backed	4.50%	DUE	06/01/2039	$40
FREDDIE MAC GOLD	Mortgage Backed	3.50%	DUE	08/01/2043	$619
FREDDIE MAC GOLD	Mortgage Backed	4.50%	DUE	09/01/2044	$63
FREDDIE MAC GOLD	Mortgage Backed	2.00%	DUE	01/01/2032	$74
FREDDIE MAC GOLD	Mortgage Backed	4.00%	DUE	04/01/2048	$52
FREDDIE MAC GOLD	Mortgage Backed	4.00%	DUE	10/01/2045	$206
FREDDIE MAC GOLD	Mortgage Backed	4.00%	DUE	08/01/2046	$170
FREDDIE MAC GOLD	Mortgage Backed	4.50%	DUE	12/01/2046	$144
FREDDIE MAC GOLD	Mortgage Backed	2.50%	DUE	01/01/2029	$96
FREDDIE MAC	Mortgage Backed	3.00%	DUE	01/01/2037	$133
FREDDIE MAC	Mortgage Backed	3.00%	DUE	12/01/2037	$39
FREDDIE MAC GOLD	Mortgage Backed	3.00%	DUE	02/01/2043	$410
FREDDIE MAC GOLD	Mortgage Backed	3.50%	DUE	02/01/2042	$255
FREDDIE MAC GOLD	Mortgage Backed	3.00%	DUE	12/01/2042	$289
FREDDIE MAC GOLD	Mortgage Backed	4.00%	DUE	12/01/2040	$139
FREDDIE MAC	Mortgage Backed	3.00%	DUE	01/01/2052	$321
FREDDIE MAC	Mortgage Backed	3.00%	DUE	01/01/2052	$963
FREDDIE MAC	Mortgage Backed	2.50%	DUE	08/01/2051	$666

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
FREDDIE MAC	Mortgage Backed	2.00%	DUE	03/01/2051	$2,796
FREDDIE MAC	Mortgage Backed	2.50%	DUE	07/01/2051	$332
FREDDIE MAC	Mortgage Backed	3.00%	DUE	04/01/2052	$257
FREDDIE MAC	Mortgage Backed	3.00%	DUE	04/01/2052	$423
FREDDIE MAC	Mortgage Backed	4.00%	DUE	09/01/2052	$776
FREDDIE MAC	Mortgage Backed	5.00%	DUE	01/01/2053	$1,942
FREDDIE MAC	Mortgage Backed	5.50%	DUE	02/01/2053	$842
FREDDIE MAC	Mortgage Backed	5.00%	DUE	11/01/2053	$531
FREDDIE MAC	Mortgage Backed	5.00%	DUE	11/01/2054	$478
FREDDIE MAC GOLD	Mortgage Backed	4.00%	DUE	04/01/2042	$61
FREDDIE MAC GOLD	Mortgage Backed	3.50%	DUE	10/01/2042	$155
FREDDIE MAC GOLD	Mortgage Backed	3.00%	DUE	06/01/2043	$94
FREDDIE MAC	Mortgage Backed	3.00%	DUE	09/01/2030	$107
FREDDIE MAC	Mortgage Backed	3.50%	DUE	11/01/2047	$293
FREDDIE MAC	Mortgage Backed	5.00%	DUE	02/01/2048	$86
FREDDIE MAC	Mortgage Backed	2.00%	DUE	01/01/2051	$980
FREDDIE MAC	Mortgage Backed	2.50%	DUE	10/01/2051	$2,856
FREDDIE MAC	Mortgage Backed	2.50%	DUE	10/01/2051	$1,332
FREDDIE MAC	Mortgage Backed	3.00%	DUE	09/01/2050	$2,012
FANNIE MAE	Mortgage Backed	4.50%	DUE	02/01/2041	$224
FANNIE MAE	Mortgage Backed	3.50%	DUE	01/01/2041	$176
FANNIE MAE	Mortgage Backed	4.50%	DUE	02/01/2041	$42
FANNIE MAE	Mortgage Backed	3.00%	DUE	08/01/2042	$263
FANNIE MAE	Mortgage Backed	4.50%	DUE	10/01/2041	$127
FANNIE MAE	Mortgage Backed	4.00%	DUE	01/01/2042	$267
FANNIE MAE	Mortgage Backed	3.50%	DUE	12/01/2041	$177
FANNIE MAE	Mortgage Backed	4.50%	DUE	08/01/2041	$91
FANNIE MAE	Mortgage Backed	4.00%	DUE	07/01/2042	$182
FANNIE MAE	Mortgage Backed	4.00%	DUE	07/01/2042	$54
FANNIE MAE	Mortgage Backed	3.00%	DUE	12/01/2042	$149
FANNIE MAE	Mortgage Backed	4.50%	DUE	02/01/2046	$138
FANNIE MAE	Mortgage Backed	6.00%	DUE	07/01/2041	$145
FANNIE MAE	Mortgage Backed	3.00%	DUE	03/01/2043	$400
FANNIE MAE	Mortgage Backed	3.00%	DUE	03/01/2043	$144
FANNIE MAE	Mortgage Backed	3.00%	DUE	04/01/2030	$38
FANNIE MAE	Mortgage Backed	3.50%	DUE	06/01/2045	$469
FANNIE MAE	Mortgage Backed	4.00%	DUE	12/01/2045	$68
FANNIE MAE	Mortgage Backed	2.50%	DUE	09/01/2046	$121
FANNIE MAE	Mortgage Backed	2.50%	DUE	09/01/2046	$60
FANNIE MAE	Mortgage Backed	3.00%	DUE	11/01/2036	$67
FANNIE MAE	Mortgage Backed	3.50%	DUE	12/01/2046	$123
FANNIE MAE	Mortgage Backed	3.50%	DUE	12/01/2046	$92
FANNIE MAE	Mortgage Backed	3.00%	DUE	04/01/2043	$114
FANNIE MAE	Mortgage Backed	3.50%	DUE	06/01/2043	$239
FANNIE MAE	Mortgage Backed	4.50%	DUE	09/01/2043	$76
FANNIE MAE	Mortgage Backed	3.50%	DUE	10/01/2045	$177
FANNIE MAE	Mortgage Backed	6.00%	DUE	10/01/2036	$33
FANNIE MAE	Mortgage Backed	5.50%	DUE	01/01/2037	$41
FANNIE MAE	Mortgage Backed	3.00%	DUE	12/01/2031	$72
FANNIE MAE	Mortgage Backed	2.50%	DUE	12/01/2050	$199
FANNIE MAE	Mortgage Backed	5.00%	DUE	09/01/2047	$65
FANNIE MAE	Mortgage Backed	2.00%	DUE	04/01/2051	$800
FANNIE MAE	Mortgage Backed	2.50%	DUE	02/01/2052	$655
FANNIE MAE	Mortgage Backed	2.50%	DUE	02/01/2051	$3,127
FANNIE MAE	Mortgage Backed	3.00%	DUE	12/01/2051	$2,858
FANNIE MAE	Mortgage Backed	2.50%	DUE	05/01/2052	$6,414

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
FANNIE MAE	Mortgage Backed	3.00%	DUE	07/01/2036	$197
FANNIE MAE	Mortgage Backed	3.00%	DUE	07/01/2027	$28
FANNIE MAE	Mortgage Backed	4.50%	DUE	08/01/2040	$78
FANNIE MAE	Mortgage Backed	3.50%	DUE	01/01/2041	$396
FANNIE MAE	Mortgage Backed	3.50%	DUE	05/01/2042	$392
FANNIE MAE	Mortgage Backed	3.50%	DUE	03/01/2043	$200
FANNIE MAE	Mortgage Backed	4.50%	DUE	10/01/2039	$73
FANNIE MAE	Mortgage Backed	4.50%	DUE	11/01/2040	$48
FANNIE MAE	Mortgage Backed	3.50%	DUE	01/01/2046	$72
FANNIE MAE	Mortgage Backed	3.50%	DUE	01/01/2046	$71
FANNIE MAE	Mortgage Backed	3.50%	DUE	08/01/2031	$79
FANNIE MAE	Mortgage Backed	4.00%	DUE	09/01/2046	$78
FANNIE MAE	Mortgage Backed	4.50%	DUE	08/01/2047	$143
FANNIE MAE	Mortgage Backed	4.00%	DUE	09/01/2047	$68
FANNIE MAE	Mortgage Backed	3.50%	DUE	08/01/2033	$37
FANNIE MAE	Mortgage Backed	2.50%	DUE	08/01/2051	$1,307
FANNIE MAE	Mortgage Backed	2.50%	DUE	11/01/2051	$334
FANNIE MAE	Mortgage Backed	3.00%	DUE	11/01/2051	$679
FANNIE MAE	Mortgage Backed	2.50%	DUE	12/01/2051	$1,663
FANNIE MAE	Mortgage Backed	3.00%	DUE	05/01/2035	$323
FANNIE MAE	Mortgage Backed	2.00%	DUE	09/01/2050	$7,773
FANNIE MAE	Mortgage Backed	2.00%	DUE	01/01/2051	$4,528
FANNIE MAE	Mortgage Backed	2.50%	DUE	04/01/2051	$609
FANNIE MAE	Mortgage Backed	2.00%	DUE	05/01/2051	$1,414
FANNIE MAE	Mortgage Backed	4.00%	DUE	06/01/2052	$2,724
FANNIE MAE	Mortgage Backed	4.50%	DUE	07/01/2052	$391
FANNIE MAE	Mortgage Backed	5.00%	DUE	06/01/2052	$700
FANNIE MAE	Mortgage Backed	4.00%	DUE	08/01/2052	$467
FANNIE MAE	Mortgage Backed	4.50%	DUE	08/01/2052	$379
FANNIE MAE	Mortgage Backed	5.50%	DUE	11/01/2052	$380
FANNIE MAE	Mortgage Backed	5.00%	DUE	06/01/2040	$21
FANNIE MAE	Mortgage Backed	5.00%	DUE	06/01/2040	$25
FANNIE MAE	Mortgage Backed	4.50%	DUE	06/01/2040	$56
FANNIE MAE	Mortgage Backed	5.00%	DUE	06/01/2040	$73
FANNIE MAE	Mortgage Backed	4.50%	DUE	02/01/2041	$62
FANNIE MAE	Mortgage Backed	5.00%	DUE	02/01/2041	$40
FANNIE MAE	Mortgage Backed	4.00%	DUE	10/01/2040	$110
FANNIE MAE	Mortgage Backed	4.00%	DUE	11/01/2040	$98
GINNIE MAE	Mortgage Backed	3.00%	DUE	09/15/2042	$56
GINNIE MAE II	Mortgage Backed	3.00%	DUE	03/20/2043	$45
GINNIE MAE II	Mortgage Backed	3.50%	DUE	03/20/2043	$83
GINNIE MAE II	Mortgage Backed	3.00%	DUE	09/20/2042	$99
GINNIE MAE II	Mortgage Backed	3.50%	DUE	10/20/2042	$198
GINNIE MAE II	Mortgage Backed	3.50%	DUE	10/20/2042	$156
GINNIE MAE II	Mortgage Backed	4.00%	DUE	10/20/2042	$226
GINNIE MAE II	Mortgage Backed	3.50%	DUE	12/20/2042	$93
GINNIE MAE II	Mortgage Backed	3.50%	DUE	12/20/2042	$105
GINNIE MAE	Mortgage Backed	3.00%	DUE	09/20/2043	$68
GINNIE MAE	Mortgage Backed	3.50%	DUE	10/20/2043	$109
GINNIE MAE	Mortgage Backed	4.00%	DUE	10/20/2043	$123
GINNIE MAE	Mortgage Backed	4.50%	DUE	10/20/2043	$34
GINNIE MAE II	Mortgage Backed	3.50%	DUE	12/20/2043	$124
GINNIE MAE	Mortgage Backed	4.50%	DUE	12/20/2043	$78
GINNIE MAE	Mortgage Backed	3.00%	DUE	01/20/2044	$21
GINNIE MAE	Mortgage Backed	3.00%	DUE	01/20/2044	$44
GINNIE MAE II	Mortgage Backed	3.50%	DUE	03/20/2045	$44

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
GINNIE MAE II	Mortgage Backed	4.50%	DUE	03/20/2045	$37
GINNIE MAE II	Mortgage Backed	4.00%	DUE	06/20/2044	$85
GINNIE MAE II	Mortgage Backed	3.00%	DUE	12/20/2044	$69
GINNIE MAE II	Mortgage Backed	5.00%	DUE	04/20/2045	$21
GINNIE MAE II	Mortgage Backed	3.50%	DUE	04/20/2045	$47
GINNIE MAE II	Mortgage Backed	3.00%	DUE	05/20/2045	$64
GINNIE MAE II	Mortgage Backed	4.50%	DUE	05/20/2045	$26
GINNIE MAE II	Mortgage Backed	4.00%	DUE	09/20/2045	$162
GINNIE MAE II	Mortgage Backed	3.50%	DUE	11/20/2045	$263
GINNIE MAE II	Mortgage Backed	4.00%	DUE	11/20/2045	$38
GINNIE MAE II	Mortgage Backed	4.00%	DUE	12/20/2045	$70
GINNIE MAE II	Mortgage Backed	3.00%	DUE	01/20/2046	$68
GINNIE MAE II	Mortgage Backed	3.50%	DUE	05/20/2046	$103
GINNIE MAE II	Mortgage Backed	3.50%	DUE	07/20/2046	$169
GINNIE MAE II	Mortgage Backed	3.50%	DUE	07/20/2046	$114
GINNIE MAE II	Mortgage Backed	5.00%	DUE	07/20/2046	$96
GINNIE MAE II	Mortgage Backed	4.50%	DUE	09/20/2046	$34
GINNIE MAE II	Mortgage Backed	4.00%	DUE	10/20/2046	$32
GINNIE MAE II	Mortgage Backed	4.50%	DUE	10/20/2046	$40
GINNIE MAE II	Mortgage Backed	4.00%	DUE	11/20/2046	$48
GINNIE MAE II	Mortgage Backed	4.50%	DUE	11/20/2046	$62
GINNIE MAE II	Mortgage Backed	2.50%	DUE	12/20/2046	$42
GINNIE MAE II	Mortgage Backed	3.50%	DUE	12/20/2046	$42
GINNIE MAE II	Mortgage Backed	3.50%	DUE	12/20/2046	$206
GINNIE MAE II	Mortgage Backed	4.00%	DUE	02/20/2047	$53
GINNIE MAE II	Mortgage Backed	4.00%	DUE	03/20/2047	$116
GINNIE MAE II	Mortgage Backed	4.00%	DUE	08/20/2048	$107
GINNIE MAE II	Mortgage Backed	4.50%	DUE	08/20/2047	$122
GINNIE MAE II	Mortgage Backed	5.00%	DUE	11/20/2047	$158
GINNIE MAE	Mortgage Backed	4.00%	DUE	06/20/2052	$389
GINNIE MAE	Mortgage Backed	4.00%	DUE	06/20/2052	$381
GINNIE MAE	Mortgage Backed	2.00%	DUE	10/20/2051	$386
GINNIE MAE	Mortgage Backed	4.00%	DUE	08/20/2052	$1,213
GINNIE MAE	Mortgage Backed	4.00%	DUE	10/20/2041	$119
GINNIE MAE	Mortgage Backed	4.50%	DUE	10/20/2041	$591
GINNIE MAE	Mortgage Backed	4.50%	DUE	04/15/2040	$39
GINNIE MAE	Mortgage Backed	4.00%	DUE	01/15/2041	$67
UNIV OF CALIFORNIA CA REGENTS MED	Municipals	4.13%	DUE	05/15/2032	$675
CLEARNET	Notional Par Contrac	3.77%	DUE	08/15/2028	$248
BARCLAYS BANK PLC	Notional Par Contrac	1.00%	DUE	12/20/2026	$2
BARCLAYS BANK PLC	Notional Par Contrac	1.00%	DUE	12/20/2027	$2
MORGAN STANLEY & CO INTL PLC	Notional Par Contrac	1.00%	DUE	12/20/2026	$1
MORGAN STANLEY & CO INTL PLC	Notional Par Contrac	1.00%	DUE	12/20/2026	$2
MORGAN STANLEY & CO INTL PLC	Notional Par Contrac	1.00%	DUE	12/20/2026	$2
CITIBANK N.A.	Notional Par Contrac	1.00%	DUE	12/20/2026	$2
BARCLAYS BANK PLC	Notional Par Contrac	1.00%	DUE	06/20/2026	$2
INTERCONTINENTAL EXCHANGE	Notional Par Contrac	1.00%	DUE	12/20/2030	$457
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$1,540
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$173
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$158
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$1,573
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$1,032
STATE STREET STIF	Sweep Investment	N/A	N/A	N/A	$963
US TREASURY SEC	US Govt Bonds	4.38%	DUE	08/15/2043	$829
US TREASURY SEC	US Govt Bonds	4.38%	DUE	08/15/2043	$2,066
US TREASURY SEC	US Govt Bonds	4.38%	DUE	08/15/2043	$1,035

THE CIGNA GROUP 401(k) PLAN

	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
	US TREASURY N B	US Govt Bonds	3.62%	DUE	12/31/2030	$154
	US TREASURY N B	US Govt Bonds	3.62%	DUE	12/31/2030	$159
	OTHER ASSETS					$5,690
	SUBTOTAL					$420,628
	Total Prudential Stable Value Fund					$779,558

Mass Mutual	MASSMUTUAL (CONTRACT INTEREST RATE(1/1/2025-12/31/2025 3.87%)	Synthetic Contract
	CAPITAL AUTOMOTIVE REIT	Asset Backed	3.25%	DUE	01/15/2020	$212
	CAPITAL AUTOMOTIVE REIT	Asset Backed	3.81%	DUE	01/15/2020	$205
	COLLEGE AVE STUDENT LOANS	Asset Backed	4.46%	DUE	06/26/2019	$151
	COMMONBOND STUDENT LOAN T	Asset Backed	3.16%	DUE	06/02/2020	$380
	COMMONBOND STUDENT LOAN T	Asset Backed	3.16%	DUE	10/20/2020	$45
	EDUCATION LOAN ASSET BACKE	Asset Backed	5.10%	DUE	08/01/2016	$48
	EDUCATION LOAN ASSET BACKE	Asset Backed	5.10%	DUE	03/29/2017	$145
	EDUCATION LOAN ASSET BACKE	Asset Backed	5.10%	DUE	03/28/2018	$145
	EDUCATION LOAN ASSET BACKED TR	Asset Backed	4.99%	DUE	02/01/2019	$89
	EDVESTINU PRIVATE EDUCATION LO	Asset Backed	1.80%	DUE	03/01/2021	$180
	FALCON AEROSPACE LTD	Asset Backed	3.60%	DUE	10/22/2019	$110
	321 HENDERSON RECEIVABLES I LL	Asset Backed	3.96%	DUE	12/15/2016	$140
	DI ISSUER LLC	Asset Backed	5.31%	DUE	12/09/2025	$900
	METRONET INFRASTRUCTURE ISSUER	Asset Backed	5.16%	DUE	12/04/2025	$1,003
	MOSAIC SOLAR LOANS LLC	Asset Backed	4.45%	DUE	01/26/2017	$11
	NAVIENT STUDENT LOAN TRUST	Asset Backed	4.44%	DUE	11/06/2018	$138
	NAVIENT STUDENT LOAN TRUST 201	Asset Backed	5.49%	DUE	09/08/2017	$367
	NAVIENT STUDENT LOAN TRUST	Asset Backed	6.24%	DUE	08/04/2020	$2,565
	NAVIENT STUDENT LOAN TRUST	Asset Backed	6.09%	DUE	10/14/2020	$3,346
	NAVIENT STUDENT LOAN TRUST	Asset Backed	5.04%	DUE	10/14/2021	$3,080
	NAVIENT REFINANCE LOAN TRUST	Asset Backed	5.65%	DUE	03/20/2025	$405
	NELNET STUDENT LOAN TRUST	Asset Backed	5.05%	DUE	07/17/2018	$488
	NELNET STUDENT LOAN TRUST	Asset Backed	2.53%	DUE	09/17/2019	$300
	NELNET STUDENT LOAN TRUST	Asset Backed	5.27%	DUE	09/12/2025	$1,443
	NELNET STUDENT LOAN TRUST	Asset Backed	5.15%	DUE	09/12/2025	$1,596
	NORTHSTAR EDUCATION FINANCE	Asset Backed	5.13%	DUE	08/01/2018	$624
	OAK STREET INVESTMENT GRADE	Asset Backed	2.21%	DUE	11/06/2020	$1,631
	OAK STREET INVESTMENT GRADE	Asset Backed	1.48%	DUE	02/14/2024	$2,454
	OAK STREET INVESTMENT GRADE	Asset Backed	3.26%	DUE	01/20/2021	$887
	ONEMAIN FINANCIAL ISSUANCE TR	Asset Backed	1.75%	DUE	08/13/2020	$1,138
	ONEMAIN DIRECT AUTO RECEIVABLE	Asset Backed	5.07%	DUE	06/10/2022	$2,207
	RENEW FINANCIAL	Asset Backed	2.06%	DUE	03/25/2021	$476
	STONEPEAK SALTT	Asset Backed	2.30%	DUE	10/18/2021	$210
	STONEPEAK SALTT	Asset Backed	2.68%	DUE	10/18/2021	$421
	SLC STUDENT LOAN TRUST	Asset Backed	4.72%	DUE	01/26/2017	$44
	SLM STUDENT LOAN TRUST	Asset Backed	4.75%	DUE	03/06/2018	$169
	SLAM 2021 1 LLC	Asset Backed	2.43%	DUE	05/26/2021	$926
	SMB PRIVATE EDUCATION LOAN TR	Asset Backed	5.71%	DUE	08/07/2024	$1,001
	SLM STUDENT LOAN TRUST	Asset Backed	4.79%	DUE	01/08/2019	$257
	SOCIAL PROFESSIONAL LOAN PROGR	Asset Backed	3.36%	DUE	05/14/2020	$1,564
	HELIOS ISSUER LLC	Asset Backed	4.87%	DUE	10/26/2018	$137
	SUNNOVA HESTIA II ISSUER LLC	Asset Backed	5.63%	DUE	05/22/2024	$987
	TRIBUTE RAIL LLC	Asset Backed	4.76%	DUE	05/19/2022	$1,616
	U S BANK NATIONAL ASSOCIATION	Asset Backed	5.58%	DUE	03/06/2025	$518
	WAVE USA	Asset Backed	3.60%	DUE	09/30/2019	$464
	WILLIS ENGINE SECURITIZATION T	Asset Backed	3.10%	DUE	05/07/2021	$843
	ARROYO MORTGAGE TRUST	CMO	3.62%	DUE	02/09/2022	$1,908
	AVENTURA MALL TRUST	CMO	4.11%	DUE	06/19/2018	$763

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
AVENTURA MALL TRUST	CMO	4.11%	DUE	08/14/2018	$979
BANC OF AMERICA MERRILL LYNCH	CMO	4.09%	DUE	08/23/2018	$431
BANK 2018 BN14 C	CMO	4.62%	DUE	09/18/2018	$289
BANK 2018 BN14 C	CMO	4.62%	DUE	01/08/2020	$28
BANK	CMO	4.27%	DUE	02/01/2019	$210
BANK	CMO	2.87%	DUE	09/24/2021	$1,875
BANK 2017 BNK7 B	CMO	3.95%	DUE	12/15/2020	$1,244
BENCHMARK MORTGAGE TRUST	CMO	3.10%	DUE	05/22/2020	$1,517
BENCHMARK MORTGAGE TRUST	CMO	2.27%	DUE	01/29/2021	$1,085
BENCHMARK MORTGAGE TRUST	CMO	2.99%	DUE	04/15/2021	$554
BHMS MORTGAGE TRUST	CMO	5.60%	DUE	08/01/2025	$2,208
BRAVO RESIDENTIAL FUNDING TRU	CMO	3.18%	DUE	08/12/2020	$2,014
CD COMMERCIAL MORTGAGE TRUST	CMO	3.37%	DUE	08/09/2019	$445
CD COMMERCIAL MORTGAGE TRUST	CMO	3.72%	DUE	08/09/2019	$313
CD COMMERCIAL MORTGAGE TRUST	CMO	3.72%	DUE	08/15/2019	$212
CD COMMERCIAL MORTGAGE TRUST	CMO	3.72%	DUE	01/08/2020	$936
CFCRE COMMERCIAL MORTGAGE TRUS	CMO	3.22%	DUE	11/01/2016	$397
COMMERCIAL MORTGAGE TRUST	CMO	4.51%	DUE	12/06/2018	$370
COMMERCIAL MORTGAGE TRUST	CMO	3.70%	DUE	09/07/2018	$467
CITIGROUP COMMERCIAL MORTGAGE	CMO	4.14%	DUE	01/30/2019	$528
CITIGROUP COMMERCIAL MORTGAGE	CMO	4.14%	DUE	01/08/2020	$3,183
CITIGROUP COMMERCIAL MORTGAGE	CMO	3.50%	DUE	08/05/2019	$286
COLT FUNDING LLC	CMO	5.73%	DUE	07/24/2025	$1,740
DEEPHAVEN RESIDENTIAL MORTGA	CMO	2.09%	DUE	02/03/2021	$1,489
ELLINGTON FINANCIAL MORTGAGE T	CMO	5.75%	DUE	07/25/2025	$1,771
ELM TRUST 2024	CMO	5.99%	DUE	05/21/2024	$5,027
FLAGSTAR MORTGAGE TRUST	CMO	2.50%	DUE	07/22/2021	$1,699
GCAT	CMO	3.48%	DUE	02/09/2022	$2,736
GS MORTGAGE SECURITIES TRUST	CMO	3.97%	DUE	02/14/2019	$626
GS MORTGAGE SECURITIES TRUST	CMO	4.30%	DUE	09/13/2018	$943
GS MORTGAGE BACKED SECURITIES	CMO	2.50%	DUE	06/28/2021	$646
HARVEST COMMERCIAL CAPITAL LOA	CMO	6.73%	DUE	02/14/2025	$928
JP MORGAN CHASE COMMERCIAL	CMO	2.52%	DUE	09/27/2021	$1,303
JP MORGAN MORTGAGE TRUST	CMO	5.65%	DUE	07/23/2025	$1,386
LIFE FINANCIAL SERVICES TRUST	CMO	5.61%	DUE	03/18/2021	$893
MFT TRUST	CMO	3.36%	DUE	02/14/2020	$378
MORGAN STANLEY CAPITAL I TRUST	CMO	2.95%	DUE	04/29/2021	$1,177
MORGAN STANLEY CAPITAL I TRUST	CMO	4.59%	DUE	01/06/2020	$3,364
MORGAN STANLEY CAPITAL I TRUST	CMO	4.27%	DUE	03/01/2019	$626
MORGAN STANLEY RESIDENTIAL MTG	CMO	5.74%	DUE	07/17/2025	$1,809
NEW RESIDENTIAL MORTGAGE LOAN	CMO	3.21%	DUE	01/10/2020	$1,223
SOFI MORTGAGE TRUST	CMO	3.00%	DUE	12/16/2016	$47
STARWOOD MORTGAGE RESIDENTIAL	CMO	2.59%	DUE	08/05/2020	$2,742
VELOCITY COMMERCIAL CAPITAL LO	CMO	5.87%	DUE	06/09/2025	$2,138
VELOCITY COMMERCIAL CAPITAL LO	CMO	5.67%	DUE	04/04/2025	$1,182
WELLS FARGO COMMERCIAL MTG	CMO	4.40%	DUE	06/28/2018	$257
WELLS FARGO COMMERCIAL MTG	CMO	4.56%	DUE	06/28/2018	$59
EVERSOURCE ENERGY	Commercial Paper	0.00%	DUE	12/31/2025	$3,500
MOSAIC CO	Commercial Paper	0.00%	DUE	12/30/2025	$1,999
OGE ENERGY CORPORATION	Commercial Paper	0.00%	DUE	12/04/2025	$4,998
ONEOK INC	Commercial Paper	0.00%	DUE	12/23/2025	$2,998
PENSKE TRUCK LEASING CO	Commercial Paper	0.00%	DUE	12/12/2025	$993
S&P GLOBAL INC	Commercial Paper	0.00%	DUE	12/19/2025	$1,998
AES CORP THE	Corporate	7.60%	DUE	05/16/2024	$929
AES CORP THE	Corporate	7.60%	DUE	08/20/2024	$611
AT&T INC	Corporate	3.50%	DUE	09/03/2021	$850

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
AT&T INC	Corporate	3.55%	DUE	09/03/2021	$1,125
AERCAP IRELAND CAP GLOBAL	Corporate	6.50%	DUE	03/25/2025	$851
ALLIANZ SE	Corporate	5.60%	DUE	08/27/2024	$409
ALLIANZ SE	Corporate	6.55%	DUE	08/19/2025	$1,658
ALLIANT ENERGY FINANCE	Corporate	1.40%	DUE	11/17/2020	$1,658
ALLSTATE CORP	Corporate	7.25%	DUE	08/23/2016	$300
ALLSTATE CORP	Corporate	7.25%	DUE	08/02/2017	$475
ALLSTATE CORP	Corporate	7.25%	DUE	08/03/2018	$400
ALLSTATE CORP	Corporate	7.25%	DUE	11/19/2018	$171
ALLSTATE CORP	Corporate	7.25%	DUE	11/19/2018	$55
ALLSTATE CORP	Corporate	7.25%	DUE	11/30/2018	$149
AMAZON COM INC	Corporate	4.05%	DUE	06/06/2018	$259
AMAZON COM INC	Corporate	4.05%	DUE	01/06/2020	$144
AMERICAN NATIONAL GROUP	Corporate	7.00%	DUE	08/19/2025	$1,545
AMERICAN EXPRESS CO	Corporate	3.55%	DUE	05/27/2025	$912
AMERICAN NATIONAL GF	Corporate	5.25%	DUE	07/15/2025	$588
AMERICAN NATIONAL GF	Corporate	5.25%	DUE	07/28/2025	$964
AMERICAN TOWER TRUST	Corporate	3.65%	DUE	03/27/2018	$228
AMPHENOL CORP	Corporate	4.40%	DUE	10/27/2025	$1,620
ANTARES HOLDINGS	Corporate	3.95%	DUE	01/21/2021	$767
ANTARES HOLDINGS	Corporate	3.95%	DUE	12/10/2021	$373
ANTARES HOLDINGS	Corporate	2.75%	DUE	07/21/2021	$806
ANTARES HOLDINGS	Corporate	6.50%	DUE	02/01/2024	$1,400
ANTARES HOLDINGS	Corporate	6.50%	DUE	07/30/2025	$715
ELEVANCE HEALTH INC	Corporate	5.00%	DUE	09/08/2025	$872
APOLLO GLOBAL MANAGEMENT	Corporate	5.80%	DUE	05/16/2024	$1,105
ARES CAPITAL CORP	Corporate	5.88%	DUE	01/16/2024	$960
ARES CAPITAL CORP	Corporate	5.88%	DUE	06/18/2025	$873
ARES FINANCE CO	Corporate	4.12%	DUE	06/24/2021	$1,031
ARES FINANCE CO	Corporate	4.12%	DUE	03/25/2025	$493
ARES STRATEGIS INCOME FU	Corporate	6.35%	DUE	05/23/2025	$490
ARES STRATEGIS INCOME FU	Corporate	6.35%	DUE	05/23/2025	$1,384
ARES STRATEGIS INCOME FU	Corporate	5.45%	DUE	06/02/2025	$1,037
ARES STRATEGIS INCOME FU	Corporate	5.45%	DUE	10/22/2025	$227
ASCOT GROUP LTD	Corporate	4.25%	DUE	12/09/2020	$2,069
ASCOT GROUP LTD	Corporate	4.25%	DUE	07/08/2021	$698
ASCOT GROUP LTD	Corporate	4.25%	DUE	07/09/2021	$184
ASCOT GROUP LTD	Corporate	6.35%	DUE	05/09/2025	$55
ASPEN INSURANCE HLDG LTD	Corporate	5.75%	DUE	06/10/2025	$516
ATHENE GLOBAL FUNDING	Corporate	2.67%	DUE	06/02/2021	$1,463
ATHENE HOLDING LTD	Corporate	6.62%	DUE	10/07/2024	$1,582
AVOLON HOLDINGS FNDG LTD	Corporate	5.75%	DUE	08/27/2025	$629
AXIS SPECIALTY FINANCE	Corporate	4.90%	DUE	12/03/2019	$424
AXIS SPECIALTY FINANCE	Corporate	4.90%	DUE	01/06/2020	$231
BGC GROUP INC	Corporate	6.60%	DUE	09/27/2024	$1,560
BGC GROUP INC	Corporate	6.60%	DUE	12/06/2024	$391
BGC GROUP INC	Corporate	6.15%	DUE	10/03/2025	$972
BNP PARIBAS	Corporate	4.62%	DUE	04/11/2024	$147
BNP PARIBAS	Corporate	4.62%	DUE	05/17/2024	$845
BNP PARIBAS	Corporate	4.62%	DUE	06/23/2025	$1,165
BP CAPITAL MARKETS PLC	Corporate	6.45%	DUE	02/26/2024	$656
BNP PARIBAS	Corporate	7.45%	DUE	06/23/2025	$960
BANK OF AMERICA CORP	Corporate	3.85%	DUE	03/03/2022	$1,392
BANK OF AMERICA CORP	Corporate	6.25%	DUE	07/21/2025	$1,561
BANK OF AMERICA CORP	Corporate	6.25%	DUE	08/13/2025	$963
BANK OF NOVA SCOTIA	Corporate	7.35%	DUE	01/23/2025	$1,415

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
BARCLAYS PLC	Corporate	4.38%	DUE	06/18/2025	$942
BARCLAYS PLC	Corporate	4.38%	DUE	12/15/2025	$435
BARCLAYS PLC	Corporate	8.00%	DUE	08/01/2022	$1,134
BLACKSTONE PRIVATE CRE	Corporate	4.95%	DUE	05/16/2025	$1,011
BLACKSTONE SECURED LEND	Corporate	5.12%	DUE	10/06/2025	$1,577
BLACKSTONE SECURED LEND	Corporate	5.12%	DUE	10/14/2025	$346
BLUE OWL CREDIT INCOME	Corporate	5.80%	DUE	04/30/2025	$1,569
BLUE OWL FINANCE LLC	Corporate	3.12%	DUE	10/24/2024	$1,234
BLUE OWL FINANCE LLC	Corporate	3.12%	DUE	10/24/2024	$281
BOEING CO THE	Corporate	5.93%	DUE	07/13/2021	$388
BOWHEAD SPECIALTY HOLD	Corporate	7.75%	DUE	11/20/2025	$1,617
BRIGHTHOUSE FIN GLOBAL FUND	Corporate	5.65%	DUE	10/09/2025	$1,253
BRIGHTHOUSE FIN GLOBAL FUND	Corporate	5.65%	DUE	12/09/2025	$402
BRIGHTHOUSE FINANCIAL INC	Corporate	4.70%	DUE	04/05/2023	$643
BRITISH AIR 21 1 B PPT	Corporate	3.90%	DUE	07/20/2021	$618
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/10/2021	$1,036
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	09/19/2023	$60
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	10/10/2023	$68
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	10/20/2023	$97
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	10/16/2023	$42
BROADSTONE NET LEASE LLC	Corporate	2.60%	DUE	07/18/2024	$191
BROOKFIELD FINANCE INC	Corporate	5.97%	DUE	02/26/2024	$836
CCL INDUSTRIES INC	Corporate	3.05%	DUE	12/14/2022	$433
CNO FINANCIAL GROUP INC	Corporate	6.45%	DUE	05/08/2024	$793
CNO FINANCIAL GROUP INC	Corporate	6.45%	DUE	07/30/2024	$742
CVS HEALTH CORP	Corporate	4.88%	DUE	08/02/2016	$103
CVS HEALTH CORP	Corporate	4.88%	DUE	08/03/2018	$59
CVS HEALTH CORP	Corporate	4.88%	DUE	08/02/2018	$39
CVS HEALTH CORP	Corporate	4.88%	DUE	01/06/2020	$113
CVS HEALTH CORP	Corporate	5.88%	DUE	11/06/2023	$1,241
CVS HEALTH CORP	Corporate	7.00%	DUE	12/03/2024	$572
CVS HEALTH CORP	Corporate	7.00%	DUE	12/17/2024	$315
CVS HEALTH CORP	Corporate	7.00%	DUE	04/08/2025	$656
CELANESE US HOLDINGS LLC	Corporate	6.85%	DUE	11/19/2024	$1,517
CELANESE US HOLDINGS LLC	Corporate	6.85%	DUE	01/29/2025	$549
CENTENE CORP	Corporate	3.00%	DUE	10/23/2024	$1,545
CENTENE CORP	Corporate	2.45%	DUE	07/09/2025	$632
CENTENE CORP	Corporate	2.45%	DUE	08/01/2025	$375
CENTENE CORP	Corporate	2.45%	DUE	12/08/2025	$562
CENOVUS ENERGY INC	Corporate	4.65%	DUE	11/18/2025	$982
CENTERPOINT ENERGY INC	Corporate	7.00%	DUE	03/28/2025	$1,278
CHARTER COMM OPERATING LLC CAP	Corporate	6.48%	DUE	02/03/2017	$94
CHARTER COMM OPERATING LLC CAP	Corporate	6.48%	DUE	08/02/2018	$94
CHARTER COMM OPERATING LLC CAP	Corporate	6.48%	DUE	01/06/2020	$363
CHARTER COMM OPERATING LLC CAP	Corporate	5.85%	DUE	08/18/2025	$676
CITIGROUP INC	Corporate	6.75%	DUE	11/25/2024	$1,515
CITIGROUP INC	Corporate	6.88%	DUE	11/04/2025	$690
CNO GLOBAL FUNDING	Corporate	4.70%	DUE	12/08/2025	$1,077
COLUMBIA PIPELINE HOLDCO	Corporate	5.00%	DUE	11/12/2025	$1,581
COMETA ENERGIA SA	Corporate	6.38%	DUE	09/24/2025	$751
CONTINENTAL RESOURCES	Corporate	5.75%	DUE	01/10/2025	$64
CONTINENTAL RESOURCES	Corporate	5.75%	DUE	01/17/2025	$62
CONTINENTAL RESOURCES	Corporate	5.75%	DUE	01/22/2025	$1,056
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	05/24/2023	$1,192
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	05/24/2023	$813
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	05/24/2023	$451

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	05/24/2023	$180
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	08/12/2024	$409
COREBRIDGE FINANCIAL INC	Corporate	6.88%	DUE	12/15/2025	$716
COX COMMUNICATIONS INC	Corporate	1.80%	DUE	12/10/2025	$1,576
UBS GROUP AG	Corporate	7.00%	DUE	02/05/2025	$637
CUSTOMERS BANCORP INC	Corporate	2.88%	DUE	08/03/2021	$4,046
DAYTON POWER & LIGHT CO	Corporate	4.55%	DUE	12/09/2025	$771
DOMINION RESOURCES INC	Corporate	5.25%	DUE	08/11/2017	$205
DOMINION RESOURCES INC	Corporate	5.25%	DUE	08/02/2018	$128
DOMINION RESOURCES INC	Corporate	5.25%	DUE	01/06/2020	$185
DOMINION ENERGY INC	Corporate	4.35%	DUE	03/04/2025	$843
DOMINION ENERGY INC	Corporate	4.35%	DUE	08/22/2025	$291
DOMINION ENERGY INC	Corporate	4.35%	DUE	09/02/2025	$158
DOMINION ENERGY INC	Corporate	6.00%	DUE	08/04/2025	$696
DOW CHEMICAL COMPANY	Corporate	4.38%	DUE	08/02/2016	$60
DOW CHEMICAL COMPANY	Corporate	4.38%	DUE	08/03/2018	$79
DOW CHEMICAL COMPANY	Corporate	4.38%	DUE	01/06/2020	$75
DOW CHEMICAL COMPANY	Corporate	5.60%	DUE	02/07/2024	$577
EPR PROPERTIES	Corporate	3.75%	DUE	07/31/2024	$29
EPR PROPERTIES	Corporate	3.75%	DUE	08/02/2024	$572
EPR PROPERTIES	Corporate	3.75%	DUE	08/12/2024	$29
EPR PROPERTIES	Corporate	3.60%	DUE	04/09/2024	$759
ELEMENT FLEET MANAGEMENT	Corporate	4.64%	DUE	11/19/2025	$1,077
ENCANA CORP	Corporate	6.50%	DUE	02/28/2022	$694
ENCANA CORP	Corporate	6.50%	DUE	08/02/2017	$184
ENCANA CORP	Corporate	6.50%	DUE	08/02/2018	$131
ENCANA CORP	Corporate	6.50%	DUE	01/06/2020	$173
ENCANA CORP	Corporate	5.15%	DUE	07/30/2025	$872
ENBRIDGE INC	Corporate	7.38%	DUE	01/22/2025	$804
ENBRIDGE INC	Corporate	8.25%	DUE	12/15/2023	$343
ENBRIDGE INC	Corporate	8.25%	DUE	12/14/2023	$566
ENERGY TRANSFER LP	Corporate	5.95%	DUE	01/10/2024	$591
ENERGY TRANSFER LP	Corporate	6.50%	DUE	08/11/2025	$1,591
ENERGY TRANSFER LP	Corporate	6.50%	DUE	12/17/2025	$1,546
ENSTAR GROUP LTD	Corporate	3.10%	DUE	09/23/2025	$764
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	07/12/2023	$351
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	07/28/2023	$133
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	07/26/2023	$109
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	08/02/2024	$292
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	08/30/2024	$420
ENSTAR FINANCE LLC	Corporate	5.50%	DUE	02/10/2025	$1,086
ENTERGY TEXAS INC	Corporate	1.50%	DUE	08/11/2021	$1,622
ENTERGY ARKANSAS LLC	Corporate	2.65%	DUE	09/08/2020	$627
ENTERGY MISSISSIPPI INC	Corporate	5.85%	DUE	05/13/2024	$727
ENTERPRISE PRODUCTS OPER	Corporate	5.25%	DUE	03/06/2024	$448
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	02/01/2018	$209
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	08/03/2018	$174
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	01/06/2020	$323
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	05/08/2025	$261
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	05/13/2025	$35
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	05/14/2025	$53
ENTERPRISE PRODUCTS OPER	Corporate	5.38%	DUE	05/15/2025	$313
ESSENTIAL PROPERTIES LP	Corporate	5.40%	DUE	08/18/2025	$512
ESSENTIAL PROPERTIES LP	Corporate	5.40%	DUE	08/22/2025	$752
FMC CORP	Corporate	3.45%	DUE	08/01/2025	$1,463
FMC CORP	Corporate	8.45%	DUE	09/29/2025	$694

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
FMC CORP	Corporate	8.45%	DUE	10/09/2025	$476
FMC CORP	Corporate	8.45%	DUE	10/30/2025	$456
TIERRA MOJADA LUX TI SRL	Corporate	5.75%	DUE	08/06/2025	$809
META PLATFORMS INC	Corporate	5.62%	DUE	10/30/2025	$1,833
FAIRFAX FINL HLDGS LTD	Corporate	6.10%	DUE	04/22/2025	$1,041
FIRST CITIZENS BANCSHARE	Corporate	5.60%	DUE	10/06/2025	$949
FIRST CITIZENS BANCSHARE	Corporate	5.60%	DUE	10/20/2025	$624
FIRST NATIONAL OF NEBRASKA	Corporate	7.25%	DUE	06/05/2025	$832
FLEETBOSTON FINANCIAL CORP	Corporate	6.70%	DUE	02/09/2022	$556
FLORIDA POWER AND LIGHT	Corporate	4.12%	DUE	08/02/2016	$144
FLORIDA POWER AND LIGHT	Corporate	4.12%	DUE	01/06/2020	$78
FLORIDA POWER CORP	Corporate	6.40%	DUE	08/02/2016	$151
FLORIDA POWER CORP	Corporate	6.40%	DUE	08/02/2018	$112
FLORIDA POWER CORP	Corporate	6.40%	DUE	01/06/2020	$145
FLOWERS FOODS INC	Corporate	5.75%	DUE	11/10/2025	$627
FORD MOTOR COMPANY	Corporate	3.25%	DUE	11/08/2021	$1,455
FORD MOTOR CREDIT CO LLC	Corporate	5.88%	DUE	01/02/2025	$1,519
FORTITUDE GROUP HOLDINGS	Corporate	6.25%	DUE	03/26/2025	$1,496
FORTITUDE GLOBAL FUNDING	Corporate	4.62%	DUE	09/29/2025	$698
FORTITUDE GLOBAL FUNDING	Corporate	4.62%	DUE	12/15/2025	$187
FORTITUDE GLOBAL FUNDING	Corporate	4.62%	DUE	12/19/2025	$426
FORTITUDE GLOBAL FUNDING	Corporate	4.62%	DUE	12/19/2025	$12
FOUNDRY JV HOLDCO LLC	Corporate	6.10%	DUE	02/04/2025	$976
FOUNDRY JV HOLDCO LLC	Corporate	6.10%	DUE	04/04/2025	$839
FOUNDRY JV HOLDCO LLC	Corporate	6.10%	DUE	07/28/2025	$472
GATX CORP	Corporate	5.50%	DUE	10/22/2025	$909
GENERAL MOTORS CO	Corporate	5.15%	DUE	08/02/2017	$135
GENERAL MOTORS CO	Corporate	5.15%	DUE	08/02/2018	$96
GENERAL MOTORS CO	Corporate	5.15%	DUE	01/06/2020	$125
GENPACT UK USA INC	Corporate	4.95%	DUE	11/13/2025	$927
GLOBAL NET LEASE/GLOBAL	Corporate	3.75%	DUE	06/22/2021	$303
GLOBAL NET LEASE/GLOBAL	Corporate	3.75%	DUE	06/23/2021	$1,353
GLOBAL ATLANTIC FIN CO	Corporate	4.40%	DUE	02/01/2023	$887
GLOBAL ATLANTIC FIN CO	Corporate	6.75%	DUE	03/12/2024	$390
GLOBAL ATLANTIC FIN CO	Corporate	6.75%	DUE	10/14/2025	$871
GLOBAL ATLANTIC FIN CO	Corporate	7.95%	DUE	06/04/2024	$824
GLOBAL ATLANTIC FIN CO	Corporate	7.25%	DUE	11/18/2025	$1,509
GOLDMAN SACHS GROUP INC	Corporate	6.85%	DUE	01/16/2025	$877
GOLUB CAPITAL BDC	Corporate	6.00%	DUE	01/29/2024	$1,278
GOLUB CAPITAL BDC	Corporate	6.00%	DUE	05/07/2024	$1,382
GOLUB CAPITAL BDC	Corporate	6.00%	DUE	08/07/2025	$588
GREENSAIF PIPELINES BIDC	Corporate	6.10%	DUE	08/07/2025	$861
HCA INC	Corporate	5.90%	DUE	05/01/2023	$1,164
HSBC HOLDINGS PLC	Corporate	7.35%	DUE	09/13/2022	$1,214
HSBC HOLDINGS PLC	Corporate	6.50%	DUE	09/13/2022	$423
HSBC HOLDINGS PLC	Corporate	6.88%	DUE	09/04/2024	$759
HSBC HOLDINGS PLC	Corporate	6.88%	DUE	05/14/2025	$620
HSBC HOLDINGS PLC	Corporate	6.88%	DUE	07/16/2025	$903
HPS CORPORATE LENDING FU	Corporate	6.25%	DUE	02/14/2025	$917
HPS CORPORATE LENDING FU	Corporate	6.75%	DUE	02/14/2025	$616
HEARTLAND FINANCIAL USA	Corporate	2.75%	DUE	08/31/2021	$779
HELMERICH & PAYNE INC	Corporate	5.50%	DUE	07/10/2025	$883
HELMERICH & PAYNE INC	Corporate	5.50%	DUE	07/10/2025	$863
HELMERICH & PAYNE INC	Corporate	5.50%	DUE	07/10/2025	$617
HERCULES CAPITAL INC	Corporate	3.38%	DUE	01/14/2022	$690
HERCULES CAPITAL INC	Corporate	6.00%	DUE	06/11/2025	$1,537

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
HP ENTERPRISE CO	Corporate	4.40%	DUE	09/08/2025	$1,047
SERVICE PROPERTIES TRUST	Corporate	4.95%	DUE	01/24/2020	$511
HOWMET AEROSPACE INC	Corporate	4.55%	DUE	11/03/2025	$1,589
HUMANA INC	Corporate	5.75%	DUE	03/11/2024	$721
HUMANA INC	Corporate	5.75%	DUE	02/27/2025	$732
HUNTINGTON BANCSHARES	Corporate	6.14%	DUE	11/12/2024	$1,565
HUNTSMAN INTERNATIONAL LLC	Corporate	4.50%	DUE	11/21/2024	$1,483
HYUNDAI CAPITAL AMERICA	Corporate	4.90%	DUE	06/17/2025	$1,559
ING GROUP NV	Corporate	3.88%	DUE	05/30/2025	$1,232
ING GROUP NV	Corporate	3.88%	DUE	06/04/2025	$296
ING GROUP NV	Corporate	3.88%	DUE	10/09/2025	$1,213
JH NORTH AMERICA HOLDING	Corporate	5.88%	DUE	07/16/2025	$588
JH NORTH AMERICA HOLDING	Corporate	5.88%	DUE	07/15/2025	$256
JH NORTH AMERICA HOLDING	Corporate	5.88%	DUE	07/15/2025	$118
JH NORTH AMERICA HOLDING	Corporate	5.88%	DUE	07/15/2025	$594
JH NORTH AMERICA HOLDING	Corporate	6.12%	DUE	06/03/2025	$734
JACKSON NATL LIFE GLOBAL	Corporate	4.55%	DUE	12/04/2025	$1,248
JPMORGAN CHSE & CO	Corporate	6.50%	DUE	01/28/2025	$887
KKR GROUP FIN CO X LLC	Corporate	3.25%	DUE	12/01/2021	$445
KKR GROUP FIN CO X LLC	Corporate	3.25%	DUE	11/02/2023	$137
KEMPER CORP	Corporate	3.80%	DUE	02/15/2022	$948
KYNDRYL HOLDINGS INC	Corporate	3.15%	DUE	08/14/2025	$1,440
LIBERTY MUTUAL GROUP INC	Corporate	4.12%	DUE	03/23/2022	$857
LIBERTY MUTUAL GROUP INC	Corporate	4.12%	DUE	01/10/2025	$641
LIBERTY MUTUAL GROUP INC	Corporate	4.12%	DUE	06/23/2025	$1,626
LINCOLN NATIONAL CORP	Corporate	9.25%	DUE	11/15/2022	$687
LLOYDS BANKING GROUP PLC	Corporate	8.00%	DUE	02/23/2024	$675
LLOYDS BANKING GROUP PLC	Corporate	8.00%	DUE	02/28/2024	$405
LLOYDS BANKING GROUP PLC	Corporate	6.75%	DUE	08/05/2025	$605
LLOYDS BANKING GROUP PLC	Corporate	6.75%	DUE	08/04/2025	$555
MACQUARIE BANK LTD	Corporate	6.12%	DUE	07/28/2025	$686
MACQUARIE BANK LTD	Corporate	3.05%	DUE	11/15/2022	$280
MACQUARIE BANK LTD	Corporate	3.05%	DUE	11/15/2022	$471
MACQUARIE BANK LTD	Corporate	3.05%	DUE	12/01/2022	$935
MACQUARIE BANK LTD	Corporate	3.05%	DUE	03/16/2023	$176
WARNERMEDIA HOLDINGS INC	Corporate	4.28%	DUE	06/23/2025	$702
WARNERMEDIA HOLDINGS INC	Corporate	4.28%	DUE	06/23/2025	$318
METLIFE CAPITAL TRUST	Corporate	7.88%	DUE	01/11/2021	$499
METLIFE INC	Corporate	9.25%	DUE	09/29/2025	$645
MIDAMERICAN ENERGY HOLDINGS	Corporate	6.12%	DUE	08/02/2016	$152
MIDAMERICAN ENERGY HOLDINGS	Corporate	6.12%	DUE	09/29/2017	$218
MIDAMERICAN ENERGY HOLDINGS	Corporate	6.12%	DUE	08/02/2018	$190
MIDAMERICAN ENERGY HOLDINGS	Corporate	6.12%	DUE	01/06/2020	$310
MORGAN STANLEY	Corporate	2.48%	DUE	09/13/2021	$708
MORGAN STANLEY	Corporate	5.30%	DUE	06/15/2022	$662
MORGAN STANLEY	Corporate	5.95%	DUE	05/27/2025	$659
MYLAN NV	Corporate	5.25%	DUE	02/07/2020	$581
NBN CO LTD	Corporate	6.00%	DUE	09/27/2023	$1,577
NATWEST GROUP PLC	Corporate	7.30%	DUE	02/06/2025	$418
NATWEST GROUP PLC	Corporate	7.30%	DUE	02/27/2025	$1,455
NEWS CORP	Corporate	3.88%	DUE	02/03/2025	$1,503
NEWS CORP	Corporate	3.88%	DUE	03/04/2025	$291
NEWS CORP	Corporate	3.88%	DUE	05/01/2025	$339
NEXTERA ENERGY CAPITAL	Corporate	4.80%	DUE	09/25/2025	$290
NEXTERA ENERGY CAPITAL	Corporate	3.80%	DUE	12/09/2021	$1,568
NISOURCE INC	Corporate	5.85%	DUE	03/20/2025	$963

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
NISOURCE FINANCE CORP	Corporate	5.80%	DUE	08/03/2017	$81
NISOURCE FINANCE CORP	Corporate	5.80%	DUE	08/02/2018	$252
NISOURCE FINANCE CORP	Corporate	3.95%	DUE	09/05/2017	$325
NISOURCE FINANCE CORP	Corporate	3.95%	DUE	08/02/2018	$176
NISOURCE FINANCE CORP	Corporate	3.95%	DUE	01/06/2020	$415
NISSAN MOTOR ACCEPTANCE	Corporate	5.30%	DUE	09/10/2024	$1,546
NORDEA BANK AB	Corporate	4.62%	DUE	05/21/2019	$700
NORDEA BANK AB	Corporate	4.62%	DUE	01/06/2020	$385
NORDEA BANK ABP	Corporate	6.30%	DUE	09/19/2024	$306
NORDEA BANK ABP	Corporate	6.75%	DUE	09/03/2025	$1,146
OCCIDENTAL PETROLEUM COR	Corporate	5.38%	DUE	10/30/2024	$767
OCCIDENTAL PETROLEUM COR	Corporate	6.05%	DUE	07/23/2024	$535
OCCIDENTAL PETROLEUM COR	Corporate	6.05%	DUE	08/05/2024	$57
OCCIDENTAL PETROLEUM COR	Corporate	6.05%	DUE	04/08/2025	$860
OCCIDENTAL PETROLEUM COR	Corporate	6.05%	DUE	11/13/2025	$740
ONCOR ELECTRIC DELIVERY	Corporate	4.50%	DUE	03/17/2025	$1,411
ONEOK INC	Corporate	5.05%	DUE	06/16/2025	$1,481
ORACLE CORP	Corporate	5.38%	DUE	09/25/2024	$682
ORACLE CORP	Corporate	5.20%	DUE	09/24/2025	$1,016
ORACLE CORP	Corporate	5.20%	DUE	11/13/2025	$529
ORACLE CORP	Corporate	5.95%	DUE	10/20/2025	$711
OVINTIV INC	Corporate	7.10%	DUE	05/16/2023	$436
OVINTIV INC	Corporate	7.10%	DUE	05/25/2023	$1,121
OVINTIV INC	Corporate	7.10%	DUE	03/01/2024	$235
OWL ROCK CORE INCOME COR	Corporate	4.70%	DUE	08/23/2022	$1,326
BLUE OWL TECHNOLOGY FIN	Corporate	6.75%	DUE	01/24/2025	$1,252
PG&E WILDFIRE RECOVERY	Corporate	5.10%	DUE	07/13/2022	$2,196
PACIFIC GAS & ELECTRIC	Corporate	5.55%	DUE	02/03/2025	$903
PACIFIC GAS & ELECTRIC	Corporate	5.70%	DUE	07/30/2025	$773
PATTERSON UTI ENERGY INC	Corporate	7.15%	DUE	11/13/2024	$589
PATTERSON UTI ENERGY INC	Corporate	7.15%	DUE	01/29/2025	$883
PETROLEOS MEXICANOS	Corporate	6.38%	DUE	08/03/2018	$80
PETROLEOS MEXICANOS	Corporate	6.38%	DUE	01/06/2020	$44
PHILLIPS 66 CO	Corporate	5.88%	DUE	09/16/2025	$1,267
PHILLIPS 66 CO	Corporate	5.88%	DUE	11/12/2025	$617
PHILLIPS 66 CO	Corporate	5.88%	DUE	12/09/2025	$296
PIEDMONT OPERATING PARTNERSHIP	Corporate	9.25%	DUE	07/18/2023	$823
PIEDMONT OPERATING PARTNERSHIP	Corporate	6.88%	DUE	11/26/2024	$1,276
PIEDMONT OPERATING PARTNERSHIP	Corporate	6.88%	DUE	08/13/2025	$984
PIEDMONT OPERATING PARTN	Corporate	5.62%	DUE	11/13/2025	$889
PLAINS ALL AMERICAN PIPE	Corporate	8.22%	DUE	03/28/2025	$1,988
PRIME PROPERTYFUND LLC	Corporate	2.46%	DUE	09/22/2020	$443
PRIME PROPERTYFUND LLC	Corporate	2.56%	DUE	09/22/2020	$1,510
PRIME PROPERTYFUND LLC	Corporate	2.71%	DUE	09/22/2020	$295
PROVIDENT FINANCIAL	Corporate	9.00%	DUE	05/09/2024	$1,341
REINSURANCE GROUP OF AMERICA	Corporate	6.65%	DUE	10/29/2025	$619
RENASANT CORP	Corporate	3.00%	DUE	11/17/2021	$1,422
RGA GLOBAL FUNDING	Corporate	5.05%	DUE	06/16/2025	$286
RGA GLOBAL FUNDING	Corporate	5.05%	DUE	06/16/2025	$372
RGA GLOBAL FUNDING	Corporate	5.05%	DUE	06/17/2025	$251
RGA GLOBAL FUNDING	Corporate	5.05%	DUE	06/23/2025	$674
ROYAL BANK OF CANADA	Corporate	6.75%	DUE	06/04/2025	$1,512
ROYAL CARIBBEAN CRUISES	Corporate	5.38%	DUE	09/22/2025	$606
SAMMONS FINANCIAL GLOBAL	Corporate	4.80%	DUE	12/09/2025	$1,575
SAMMONS FINANCIAL GROUP	Corporate	4.75%	DUE	04/05/2022	$712
SAMMONS FINANCIAL GROUP	Corporate	6.88%	DUE	03/25/2024	$873

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
SANDY SPRING BANCORP INC	Corporate	6.73%	DUE	10/29/2019	$1,346
SANTOS FINANCE LTD	Corporate	3.65%	DUE	11/10/2022	$1,553
SANTOS FINANCE LTD	Corporate	5.75%	DUE	11/05/2025	$926
SANTOS FINANCE LTD	Corporate	5.75%	DUE	12/09/2025	$399
SCHWAB CHARLES CORP	Corporate	4.00%	DUE	10/12/2023	$1,713
SEALED AIR CORP	Corporate	1.57%	DUE	01/17/2024	$448
SEALED AIR CORP	Corporate	1.57%	DUE	05/13/2025	$1,052
SEMPRA ENERGY	Corporate	4.12%	DUE	10/05/2023	$534
SEMPRA ENERGY	Corporate	4.12%	DUE	10/04/2023	$325
SEMPRA ENERGY	Corporate	4.12%	DUE	08/01/2024	$280
SEMPRA ENERGY	Corporate	4.12%	DUE	08/12/2024	$93
SEMPRA ENERGY	Corporate	4.12%	DUE	11/05/2025	$981
SMITHFIELD FOODS INC	Corporate	4.25%	DUE	07/16/2025	$1,511
SMITHFIELD FOODS INC	Corporate	2.62%	DUE	09/08/2021	$718
SMITHFIELD FOODS INC	Corporate	2.62%	DUE	04/04/2022	$488
SMURFIT WESTROCK FIN	Corporate	5.18%	DUE	11/17/2025	$2,300
SOUTHERN CO GAS CAPITAL	Corporate	4.05%	DUE	09/03/2025	$756
STELLANTIS FIN US INC	Corporate	6.38%	DUE	12/06/2024	$1,873
SYNOVUS BANK GA	Corporate	5.62%	DUE	02/08/2023	$1,224
SYNOVUS BANK GA	Corporate	5.96%	DUE	12/02/2025	$1,147
TIAA REAL ESTATE CDO LTD	Corporate	4.27%	DUE	04/21/2020	$372
TIME WARNER CABLE INC	Corporate	6.55%	DUE	11/05/2025	$740
TIME WARNER CABLE INC	Corporate	6.75%	DUE	08/03/2017	$177
TIME WARNER CABLE INC	Corporate	6.75%	DUE	08/02/2018	$127
TIME WARNER CABLE INC	Corporate	5.88%	DUE	08/02/2016	$93
TIME WARNER CABLE INC	Corporate	5.88%	DUE	08/02/2018	$93
TIME WARNER CABLE INC	Corporate	5.88%	DUE	07/28/2025	$1,020
TORONTO DOMINION BANK	Corporate	8.12%	DUE	10/06/2022	$1,423
TORONTO DOMINION BANK	Corporate	8.12%	DUE	01/17/2024	$543
TORONTO DOMINION BANK	Corporate	8.12%	DUE	01/18/2024	$88
TRITON CONTAINER	Corporate	3.15%	DUE	05/29/2025	$1,511
UBS GROUP AG	Corporate	6.60%	DUE	07/31/2025	$1,573
US BANCORP	Corporate	3.70%	DUE	12/05/2025	$952
UNITED AIRLINES	Corporate	5.88%	DUE	09/22/2022	$478
UNITED AIRLINES	Corporate	4.60%	DUE	05/09/2018	$36
UNITED MEXICAN STATES	Corporate	4.75%	DUE	08/16/2016	$390
UNITED MEXICAN STATES	Corporate	4.75%	DUE	08/03/2018	$247
UNITED MEXICAN STATES	Corporate	4.75%	DUE	01/06/2020	$354
UNITED MEXICAN STATES	Corporate	4.75%	DUE	07/30/2020	$140
UNITEDHEALTH GROUP INC	Corporate	5.75%	DUE	07/23/2024	$595
UNITEDHEALTH GROUP INC	Corporate	5.75%	DUE	08/02/2024	$269
VIACOM INC	Corporate	6.88%	DUE	03/27/2024	$164
VIACOM INC	Corporate	6.88%	DUE	03/27/2024	$849
VIACOM INC	Corporate	6.88%	DUE	10/21/2025	$445
VIPER ENERGY PARTNERS LL	Corporate	4.90%	DUE	07/09/2025	$476
TRADEMARK ROYALTY 2021	Corporate	0.00%	DUE	02/23/2021	$7,281
TFORCE HOLDINGS INC	Corporate	3.15%	DUE	01/05/2021	$3,714
TFORCE HOLDINGS INC	Corporate	3.25%	DUE	01/05/2021	$1,008
WATERS CORPORATION	Corporate	2.25%	DUE	03/02/2021	$3,258
FIRST GAS LIMITED	Corporate	2.32%	DUE	03/23/2021	$4,418
HAWAIIAN ELECTRIC COMPANY	Corporate	3.28%	DUE	01/14/2021	$3,150
BAIN CAPITAL HOLDINGS LP	Corporate	2.69%	DUE	02/09/2021	$4,222
ENVASES UNIVERSALES DE MEXICO	Corporate	3.15%	DUE	02/09/2021	$4,779
J P MORGAN ASSET MANAGEMENT S	Corporate	2.55%	DUE	01/07/2021	$4,453
SENIOR UNSECURED NOTES	Corporate	2.94%	DUE	12/18/2020	$4,135
CENTERPOINT PROPERTIES TRUST	Corporate	2.83%	DUE	10/29/2020	$4,560

THE CIGNA GROUP 401(k) PLAN

Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
NATIONAL HOCKEY LEAGUE NHL	Corporate	2.82%	DUE	01/06/2021	$3,999
DYAL CAPITAL PARTNERS	Corporate	3.65%	DUE	02/22/2021	$2,433
DYAL CAPITAL PARTNERS IV	Corporate	3.65%	DUE	02/22/2021	$1,310
FARMERS MUTUAL INSURANCE COMPA	Corporate	9.00%	DUE	05/14/2024	$3,186
WELLS FARGO & COMPANY	Corporate	6.85%	DUE	07/16/2024	$1,038
CHURCH MUTUAL SURPLUS NOTE	Corporate	9.50%	DUE	08/22/2024	$1,305
WESTERN & SOUTHERN LIFE	Corporate	3.75%	DUE	04/21/2021	$635
ING GROEP NV	Corporate	4.88%	DUE	06/12/2025	$409
DANSKE BANK A S	Corporate	4.38%	DUE	04/22/2025	$360
DANSKE BANK A S	Corporate	4.38%	DUE	05/08/2025	$388
CHANEL LIMITED	Corporate	2.45%	DUE	10/02/2020	$4,080
UNITED MEXICAN STATES	Foreign	2.66%	DUE	11/24/2025	$934
UNITED MEXICAN STATES	Foreign	2.66%	DUE	12/11/2025	$957
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	11/24/2025	$104
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	12/05/2025	$(1)
US 5YR NOTE CBT MAR26	Futures	0.00%	DUE	12/09/2025	$(10)
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	11/28/2025	$(4)
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	11/24/2025	$(12)
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	12/05/2025	$17
US 2YR NOTE CBT MAR26	Futures	0.00%	DUE	12/17/2025	$4
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	11/24/2025	$(10)
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	11/28/2025	$(5)
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	12/22/2025	$1
US 10YR NOTE CBT MAR26	Futures	0.00%	DUE	12/31/2025	$(3)
US LONG BOND CBT MAR26	Futures	0.00%	DUE	11/28/2025	$(19)
US LONG BOND CBT MAR26	Futures	0.00%	DUE	11/24/2025	$(175)
US ULTRA BOND CBT MAR26	Futures	0.00%	DUE	11/24/2025	$(331)
US ULTRA BOND CBT MAR26	Futures	0.00%	DUE	12/05/2025	$(4)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	12/05/2025	$(3)
US 10YR ULTRA FUT MAR26	Futures	0.00%	DUE	12/31/2025	$(2)
FANNIE MAE	Mortgage Backed	5.00%	DUE	12/03/2025	$7,094
FANNIE MAE	Mortgage Backed	5.50%	DUE	12/03/2025	$3,896
FREDDIE MAC	Mortgage Backed	3.00%	DUE	03/30/2022	$1,761
FREDDIE MAC	Mortgage Backed	4.00%	DUE	09/08/2022	$3,072
FREDDIE MAC	Mortgage Backed	5.00%	DUE	02/18/2025	$4,770
FREDDIE MAC	Mortgage Backed	5.50%	DUE	12/21/2023	$3,719
FREDDIE MAC	Mortgage Backed	2.00%	DUE	12/10/2020	$799
FREDDIE MAC	Mortgage Backed	2.00%	DUE	12/10/2020	$1,630
FREDDIE MAC	Mortgage Backed	2.50%	DUE	11/23/2022	$4,237
FANNIE MAE	Mortgage Backed	4.00%	DUE	09/02/2025	$11,646
FANNIE MAE	Mortgage Backed	3.50%	DUE	06/01/2020	$1,863
FANNIE MAE	Mortgage Backed	2.50%	DUE	03/30/2023	$3,595
FANNIE MAE	Mortgage Backed	3.00%	DUE	02/13/2024	$4,286
FANNIE MAE	Mortgage Backed	3.00%	DUE	04/05/2022	$2,828
FANNIE MAE	Mortgage Backed	3.00%	DUE	04/05/2022	$3,405
FANNIE MAE	Mortgage Backed	3.50%	DUE	06/01/2022	$5,826
FANNIE MAE	Mortgage Backed	4.50%	DUE	09/08/2022	$3,718
FANNIE MAE	Mortgage Backed	4.50%	DUE	09/08/2022	$3,296
FANNIE MAE	Mortgage Backed	5.00%	DUE	02/18/2025	$4,828
FANNIE MAE	Mortgage Backed	6.00%	DUE	02/20/2025	$5,298
FANNIE MAE	Mortgage Backed	3.50%	DUE	09/16/2020	$51
FANNIE MAE	Mortgage Backed	2.50%	DUE	10/15/2021	$910
FANNIE MAE	Mortgage Backed	2.50%	DUE	10/15/2021	$2,701
FANNIE MAE	Mortgage Backed	2.50%	DUE	10/15/2021	$1,893
FANNIE MAE	Mortgage Backed	3.00%	DUE	03/30/2022	$1,792
FANNIE MAE	Mortgage Backed	2.50%	DUE	11/15/2022	$4,954

THE CIGNA GROUP 401(k) PLAN

	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value				Current Value
	FANNIE MAE	Mortgage Backed	5.50%	DUE	08/23/2023	$4,382
	FANNIE MAE	Mortgage Backed	3.50%	DUE	02/19/2025	$4,839
	FANNIE MAE	Mortgage Backed	3.50%	DUE	08/29/2018	$1,639
	FANNIE MAE	Mortgage Backed	3.00%	DUE	10/08/2019	$194
	FANNIE MAE	Mortgage Backed	3.00%	DUE	10/08/2019	$83
	FANNIE MAE	Mortgage Backed	3.50%	DUE	06/02/2020	$1,686
	FANNIE MAE	Mortgage Backed	5.00%	DUE	06/06/2019	$110
	FANNIE MAE	Mortgage Backed	2.00%	DUE	02/13/2024	$6,261
	FANNIE MAE	Mortgage Backed	5.50%	DUE	02/19/2025	$379
	FANNIE MAE	Mortgage Backed	5.50%	DUE	02/19/2025	$6,070
	GINNIE MAE II	Mortgage Backed	3.50%	DUE	08/06/2020	$1,428
	GINNIE MAE II	Mortgage Backed	3.00%	DUE	02/24/2021	$1,721
	GINNIE MAE II	Mortgage Backed	3.00%	DUE	02/24/2021	$945
	GINNIE MAE	Mortgage Backed	3.00%	DUE	03/03/2021	$1,783
	GINNIE MAE	Mortgage Backed	5.00%	DUE	02/12/2025	$9,378
	GINNIE MAE	Mortgage Backed	5.00%	DUE	02/12/2025	$7,534
	GINNIE MAE	Mortgage Backed	5.50%	DUE	11/19/2025	$9,086
	NEW JERSEY ECONOMIC DEV AUTH S	Municipals	7.42%	DUE	05/28/2025	$1,421
	BCM SWAPTION	Options	2.94%	DUE	12/13/2017	$1,532
	BCM SWAPTION	Options	2.44%	DUE	12/13/2017	$18
	BCM SWAPTION	Options	2.62%	DUE	01/29/2018	$24
	BCM SWAPTION	Options	3.12%	DUE	01/29/2018	$1,550
	BCM SWAPTION USD PAY OPTION	Options	2.94%	DUE	05/17/2022	$(116)
	BCM SWAPTION USD PAY OPTION	Options	2.44%	DUE	05/17/2022	$(55)
	KKR & CO INC	Preferred Stock	0.00%	DUE	05/20/2025	$1,533
	STATE STREET STIF	Sweep Investment		DUE	12/24/2025	$359
	STATE STREET STIF	Sweep Investment		DUE	12/30/2025	$998
	CASH COLLATERAL	Sweep Investment		DUE	07/31/2023	$(113)
	CASH COLLATERAL	Sweep Investment		DUE	03/15/2024	$(1,041)
	CASH COLLATERAL	Sweep Investment		DUE	01/22/2025	$(357)
	US TREASURY N B	US Govt Bonds	4.25%	DUE	12/17/2025	$3,873
	US TREASURY N B	US Govt Bonds	3.00%	DUE	10/21/2025	$945
	US TREASURY N B	US Govt Bonds	3.38%	DUE	10/22/2025	$1,192
	US TREASURY N B	US Govt Bonds	3.00%	DUE	10/08/2025	$1,849
	US TREASURY	US Govt Bonds	2.25%	DUE	11/03/2023	$1,008
	US TREASURY	US Govt Bonds	2.25%	DUE	11/12/2024	$3,150
	US TREASURY	US Govt Bonds	2.25%	DUE	11/19/2024	$1,481
	US TREASURY	US Govt Bonds	2.25%	DUE	10/28/2025	$1,575
	US TREASURY	US Govt Bonds	2.25%	DUE	10/31/2025	$630
	US TREASURY N B	US Govt Bonds	4.75%	DUE	09/12/2025	$1,971
	US TREASURY N B	US Govt Bonds	4.88%	DUE	09/12/2025	$3,041
	US TREASURY N B	US Govt Bonds	4.88%	DUE	10/03/2025	$1,267
	US TREASURY N B	US Govt Bonds	4.88%	DUE	10/23/2025	$1,774
	US TREASURY N B	US Govt Bonds	3.75%	DUE	12/08/2025	$990
	OTHER ASSETS					$(5,648)
	TOTAL MASS MUTUAL STABLE VALUE					$634,432

	Total Investments Held					$14,936,838

•	NOTES RECEIVABLE FROM PARTICIPANTS	Participant loans	2.36% to 10.50% Maturities through 2050			$182,139

	Grand Total					$15,118,977

	• Indicates party-in-interest to the plan. All investments are participant directed; therefore, cost value has been omitted.